N-6	Apr. 23, 2026 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective Variable Life Separate Account
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	Apr. 23, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals	If you withdraw money from your Policy after the first year, a withdrawal charge equal to the lesser of 2% of the amount withdrawn or $25 will be deducted from the Policy Value. For example, if you were to withdraw $100,000 from your Policy, you would be assessed a withdrawal charge of $25.
If you surrender the Policy within the first 14 Policy Years, you will be subject to a surrender charge of up to 5.80% of your Initial Face Amount. For example, if you surrender your Policy in the first Policy Year and the Initial Face Amount was $100,000, you could pay a surrender charge of up to $5,800.
For additional information about charges for surrenders and early withdrawals, see "CHARGES AND DEDUCTIONS" in the Prospectus.
Transaction Charges	In addition to withdrawal and surrender charges, you may be subject to other transaction charges, including charges on each premium paid under the Policy, charges in connection with a decrease to your Policy's Face Amount and transfer fees.
For additional information about transaction charges, see "CHARGES AND DEDUCTIONS" in the Prospectus.
Ongoing Fees and Expenses (annual charges)	In addition to surrender charges and transaction charges, you are also subject to certain ongoing fees and expenses under the Policy, including fees and expenses covering the cost of insurance ("COI") under the Policy, administration, mortality and expense risk, loans and the cost of optional benefits available under the Policy. Such fees and expenses may be set based on characteristics of the Insured (e.g., age, sex, and rating classification). You should review the Policy specifications page of your Policy for rates applicable to your Policy.
You will also bear expenses associated with the Funds available under the Policy, as shown in the following table:
Annual Fee	Minimum	Maximum
Fund Options (Fund fees and expenses)(1)	0.09%	1.18%
(1) As a percentage of Fund assets.
For additional information about ongoing fees and expenses, see "CHARGES AND DEDUCTIONS" in the Prospectus.

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

  If you withdraw money from your Policy after the first year, a withdrawal charge equal to the lesser of 2% of the amount withdrawn or $25 will be deducted from the Policy Value. For example, if you were to withdraw $100,000 from your Policy, you would be assessed a withdrawal charge of $25.
If you surrender the Policy within the first 14 Policy Years, you will be subject to a surrender charge of up to 5.80% of your Initial Face Amount. For example, if you surrender your Policy in the first Policy Year and the Initial Face Amount was $100,000, you could pay a surrender charge of up to $5,800.
	For additional information about charges for surrenders and early withdrawals, see "CHARGES AND DEDUCTIONS" in the Prospectus.
Surrender Charge Phaseout Period, Years	14
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.80%
Surrender Charge Example Maximum [Dollars]	$ 5,800
Transaction Charges [Text Block]

Transaction Charges

  In addition to withdrawal and surrender charges, you may be subject to other transaction charges, including charges on each premium paid under the Policy, charges in connection with a decrease to your Policy's Face Amount and transfer fees.
	For additional information about transaction charges, see "CHARGES AND DEDUCTIONS" in the Prospectus.
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)	In addition to surrender charges and transaction charges, you are also subject to certain ongoing fees and expenses under the Policy, including fees and expenses covering the cost of insurance ("COI") under the Policy, administration, mortality and expense risk, loans and the cost of optional benefits available under the Policy. Such fees and expenses may be set based on characteristics of the Insured (e.g., age, sex, and rating classification). You should review the Policy specifications page of your Policy for rates applicable to your Policy.
You will also bear expenses associated with the Funds available under the Policy, as shown in the following table:
Annual Fee	Minimum	Maximum
Fund Options (Fund fees and expenses)(1)	0.09%	1.18%
(1) As a percentage of Fund assets.
For additional information about ongoing fees and expenses, see "CHARGES AND DEDUCTIONS" in the Prospectus.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.18%	[1]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal. For additional information about the risk of loss, see "PRINCIPAL RISKS OF INVESTING IN THE POLICY" in the Prospectus.
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide benefits on a long-term basis. Although you are permitted to take withdrawals or surrender the Policy, surrender charges and federal and state income taxes may apply. Consequently, you should not use the Policy as a short-term investment or savings vehicle. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.
For additional information about the investment profile of the Policy, see "PRINCIPAL RISKS OF INVESTING IN THE POLICY," "CHARGES AND DEDUCTIONS," "USE OF THE POLICY" and "TAX CONSIDERATIONS — Taxation of Insurance Polices" in the Prospectus.
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Funds, available under the Policy. Each investment option (including the Fixed Account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.
For additional information about the risks associated with Investment Options, see "PRINCIPAL RISKS OF INVESTING IN THE POLICY," "THE COMPANY AND THE FIXED ACCOUNT," "THE VARIABLE ACCOUNT AND THE FUNDS" and "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" in the Prospectus.
Insurance Company Risks	An investment in the Policy is subject to the risks related to Protective Life, including that any obligations (including under the Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling toll-free 1-800-265-1545.
For additional information about Company risks, see "PRINCIPAL RISKS OF INVESTING IN THE POLICY" and "THE COMPANY AND THE FIXED ACCOUNT" in the Prospectus.
Policy Lapse	Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges. Your Policy may also Lapse due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans, or loan interest. There is a cost associated with reinstating a Lapsed Policy. Death Benefits will not be paid if the Policy has Lapsed.
For additional information about Policy Lapse, see "PRINCIPAL RISKS OF INVESTING IN THE POLICY," "PREMIUMS," "LOANS," and "LAPSE AND REINSTATEMENT" in the Prospectus.

Investment Restrictions [Text Block]

Investments

  While you may transfer amounts in the Sub-Accounts (which invest in shares of a corresponding Fund) and the Fixed Account, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in the Prospectus.
We reserve the right to remove or substitute Funds as investment options.
	For additional information about Investment Options, see "TRANSFERS" and "ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS" in the Prospectus.
Optional Benefit Restrictions [Text Block]

Optional Benefits

  Optional benefits, including Policy loans, are subject to additional charges. Some optional benefits are available only at the time your Policy is issued and may not be available for all Owners or Insureds. The maximum loan amount we allow at any time may not exceed 99% of the Policy's Cash Value reduced by any Policy Debt or any lien outstanding (including accrued interest) on the Valuation Day your loan request is received.
	For additional information about the optional benefits, see "OTHER BENEFITS AVAILABLE UNDER THE POLICY" and "SUPPLEMENTAL RIDERS AND ENDORSEMENTS" in the Prospectus.
Tax Implications [Text Block]

Tax Implications

  You should consult with a tax professional to determine the tax implications regarding the purchase, ownership, and use of a Policy. Withdrawals and surrenders may be subject to income tax and will be taxed at ordinary tax rates. In addition, withdrawals and surrenders may be subject to an additional tax depending on the circumstances.
	For additional information about tax implications, see "TAX CONSIDERATIONS" in the Prospectus.
Investment Professional Compensation [Text Block]	Investment Professional
Compensation   Some investment professionals have and may receive compensation for selling the Policy to investors, which may include commissions, revenue sharing, and compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
	For additional information about compensation, see "SALE OF THE POLICIES" in the Prospectus.
Exchanges [Text Block]

Exchanges

  Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one he or she already owns. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
	For additional information about exchanges, see "TAX CONSIDERATIONS — Section 1035 Exchanges" in the Prospectus.
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. If the amount of a charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative Insured with the characteristics set forth in the table. These charges may not be typical of the charges you will pay. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected. On and after the Policy Anniversary when the Insured is age 121, we do not deduct any fees and charges other than the interest charged on loans (if a loan is outstanding).

The first table describes the fees and expenses that you will pay at the time that you pay premiums, surrender the Policy, allow the Policy to Lapse, decrease the Initial Face Amount, transfer Policy Value among the Sub-Accounts and to and from the Fixed Account, and make withdrawals.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Premium Expense Charge:	Upon receipt of each premium payment	5% of each premium payment	3.5% of each premium payment
Surrender Charge:(1)
Minimum and Maximum Charge	At the time of any (i) surrender; Lapse; or (ii) decrease in the Initial Face Amount which may occur if a withdrawal is made during the first 14 Policy Years	$3.00 – $57.75 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$3.00 – $57.75 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Charge for a 49 year old male in the standard unismoke class during the first Policy Year	At the time of any (i) surrender; Lapse; or (ii) decrease in the Initial Face Amount which may occur if a withdrawal is made during the first 14 Policy Years	$40.75 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$40.75 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable

(1)  The Surrender Charge varies based on individual characteristics such as the Insured's Issue Age, sex and rate class, and decreases each Policy Year until it reaches zero after the fourteenth Policy Year. The Surrender Charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Transfer Fee:(2)	Upon each transfer in excess of 12 in a Policy Year	$25 per transfer	$0 per transfer
Withdrawal Charge:	At the time of each withdrawal of Policy Value	The lesser of 2.0% of the amount withdrawn or $25	The lesser of 2.0% of the amount withdrawn or $25

(2)  Protective Life currently does not assess the transfer fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Policy Year. We will give written notice at least thirty (30) days before we impose a transfer fee. See "CHARGES AND DEDUCTIONS, Transfer Fee" in the Prospectus.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Funds' fees and expenses.

Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Base Contract Charge:
Cost of Insurance:(1)(2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.01 – $83.33 per $1,000 of Net Amount at Risk(2)	$0.00 – $70.46 per $1,000 of Net Amount at Risk(2)
Charge for a 49 year old male in the standard unismoke rate class during the first Policy Year with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.23 per $1,000 of Net Amount at Risk	$0.03 per $1,000 of Net Amount at Risk

(1)  Cost of insurance charges vary based on individual characteristics such as the Insured's Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See "Charges and Deductions-Monthly Deduction".

(2)  See definition of Net Amount at Risk in the Special Terms.

Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Mortality and Expense Risk Charge:	On the Policy Effective Date and each Monthly Anniversary Day	0.05% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.60% of such amount

0.017% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.204% for 10 Policy Years; 0.008% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.096% for each Policy Year thereafter.

Standard Administrative Fee:	On the Policy Effective Date and each Monthly Anniversary Day	$9.00	$9.00
Administrative Charge:(3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.36 – $3.89 per $1,000 of Initial Face Amount	$0.29 – $2.72 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.16 – $1.46 per $1,000 of Initial Face Amount thereafter
Charge for a 49 year old male in the standard unismoke rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$1.11 per $1,000 of Initial Face Amount	$0.82 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.44 per $1,000 of Initial Face Amount thereafter

(3)  We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured's Issue Age, sex and rate class and the Face Amount. The administrative charge will be higher in the first 2 Policy Years compared to thereafter. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Administrative Charge For Face Amount Increases:(4)
Minimum and Maximum Charge	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$1.95 – $4.95 per $1,000 of any increase in Face Amount	$1.95 – $4.95 per $1,000 of any increase in Face Amount
Charge for a 49 year old male in the standard unismoke rate class	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$3.45 per $1,000 of any increase in Face Amount	$3.45 per $1,000 of any increase in Face Amount
Long-Term Care Rider Charge:(5)
Minimum and Maximum Charge	On each Monthly Anniversary Day starting from the Effective Date

The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.05 – $2.07 plus the Current LTC Benefit Pool less the Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.05 – $2.07

The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.05 – $2.07 plus the Current LTC Benefit Pool less the Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.05 – $2.07

Charge for a 49 year old male in the standard unismoke rate class with a Face Amount of $100,000	On each Monthly Anniversary Day starting from the Effective Date	The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.19 plus the Current LTC Benefit Pool less the Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.19	The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.19 plus the Current LTC Benefit Pool less the Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.19

(4)  The administrative charge for Face Amount increases varies based on the Insured's Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

(5)  The charge for the Long-Term Care Rider varies based on the Insured's Issue Age, sex, rate class, and the Long-Term Care Inflation Protection Option if elected. The rider charge shown for the representative insured may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office. If the rider is in Active Claim Status, the monthly charge for this rider will be waived.

Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Optional Benefit Charges:
Long-Term Care Inflation Protection Option(#)	On the Policy Effective Date and each Monthly Anniversary Day when Inflation Protection Option is selected	The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.00 – $0.50	The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.00 – $0.50
Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Net Cost of Loans(6)	On each Policy Anniversary, as applicable(7)	2.00% (annually) in Policy Years 1 through 10; 0.25% in Policy Years 11 and thereafter for both standard and carry-over loans.	2.00% (annually) for standard loans, 1.00% for carry-over loans in Policy Years 1 through 10; 0% for all loans (standard and carry-over) in Policy Years 11 and thereafter

(6)  The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% current (5.00% guaranteed) for standard loans in Policy Years 1-10; (b) 4.00% current (5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans (standard and carry-over) in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (3.00% guaranteed).

(7)  As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured's death.

Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Lapse Protection Endorsement
Minimum and Maximum Charge	Upon receipt of each premium payment	1% of each premium payment	1% of each premium payment

ANNUAL FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Funds (before waiver or reimbursement) during the time you own the Policy. Expenses of the Funds may be higher or lower in the future. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. A complete list of Funds available under the Policy, including their annual expenses, may be found at the back of this document. See "FUND APPENDIX — FUNDS AVAILABLE UNDER THE POLICY".

ANNUAL FUND EXPENSES

	Minimum		Maximum
Total Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)	0.09%	—	1.18	%(1)

(1)  The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Transaction Expenses [Table Text Block]
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Premium Expense Charge:	Upon receipt of each premium payment	5% of each premium payment	3.5% of each premium payment
Surrender Charge:(1)
Minimum and Maximum Charge	At the time of any (i) surrender; Lapse; or (ii) decrease in the Initial Face Amount which may occur if a withdrawal is made during the first 14 Policy Years	$3.00 – $57.75 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$3.00 – $57.75 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Charge for a 49 year old male in the standard unismoke class during the first Policy Year	At the time of any (i) surrender; Lapse; or (ii) decrease in the Initial Face Amount which may occur if a withdrawal is made during the first 14 Policy Years	$40.75 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$40.75 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable

(1)  The Surrender Charge varies based on individual characteristics such as the Insured's Issue Age, sex and rate class, and decreases each Policy Year until it reaches zero after the fourteenth Policy Year. The Surrender Charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Transfer Fee:(2)	Upon each transfer in excess of 12 in a Policy Year	$25 per transfer	$0 per transfer
Withdrawal Charge:	At the time of each withdrawal of Policy Value	The lesser of 2.0% of the amount withdrawn or $25	The lesser of 2.0% of the amount withdrawn or $25

(2)  Protective Life currently does not assess the transfer fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Policy Year. We will give written notice at least thirty (30) days before we impose a transfer fee. See "CHARGES AND DEDUCTIONS, Transfer Fee" in the Prospectus.

Premium Taxes, Description [Text Block]	Premium Expense Charge:
Premium Taxes, When Deducted [Text Block]	Upon receipt of each premium payment
Premium Taxes (of Premium Payments), Maximum [Percent]	5.00%
Premium Taxes (of Premium Payments), Current [Percent]	3.50%
Other Surrender Fees, Description [Text Block]	Surrender Charge:	[2]
Other Surrender Fees, When Deducted [Text Block]	At the time of any (i) surrender; Lapse; or (ii) decrease in the Initial Face Amount which may occur if a withdrawal is made during the first 14 Policy Years	[2]
Other Surrender Fees, Maximum [Dollars]	$ 57.75	[2]
Other Surrender Fees, Minimum [Dollars]	$ 3	[2]
Other Surrender Fees, Footnotes [Text Block]	The Surrender Charge varies based on individual characteristics such as the Insured's Issue Age, sex and rate class, and decreases each Policy Year until it reaches zero after the fourteenth Policy Year. The Surrender Charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
Transfer Fees, Description [Text Block]	Transfer Fee:	[3]
Transfer Fees, When Deducted [Text Block]	Upon each transfer in excess of 12 in a Policy Year	[3]
Transfer Fee, Maximum [Dollars]	$ 25	[3]
Transfer Fee, Current [Dollars]	$ 0	[3]
Transfer Fee, Footnotes [Text Block]	Protective Life currently does not assess the transfer fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Policy Year. We will give written notice at least thirty (30) days before we impose a transfer fee. See "CHARGES AND DEDUCTIONS, Transfer Fee" in the Prospectus.
Other Transaction Fee, Description [Text Block]	Standard Administrative Fee:
Other Transaction Fee, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Other Transaction Fee, Maximum [Dollars]	$ 9
Other Transaction Fee, Current [Dollars]	$ 9
Periodic Charges [Table Text Block]
Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Base Contract Charge:
Cost of Insurance:(1)(2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.01 – $83.33 per $1,000 of Net Amount at Risk(2)	$0.00 – $70.46 per $1,000 of Net Amount at Risk(2)
Charge for a 49 year old male in the standard unismoke rate class during the first Policy Year with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$0.23 per $1,000 of Net Amount at Risk	$0.03 per $1,000 of Net Amount at Risk

(1)  Cost of insurance charges vary based on individual characteristics such as the Insured's Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See "Charges and Deductions-Monthly Deduction".

(2)  See definition of Net Amount at Risk in the Special Terms.

Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Mortality and Expense Risk Charge:	On the Policy Effective Date and each Monthly Anniversary Day	0.05% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.60% of such amount

0.017% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.204% for 10 Policy Years; 0.008% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.096% for each Policy Year thereafter.

Standard Administrative Fee:	On the Policy Effective Date and each Monthly Anniversary Day	$9.00	$9.00
Administrative Charge:(3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.36 – $3.89 per $1,000 of Initial Face Amount	$0.29 – $2.72 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.16 – $1.46 per $1,000 of Initial Face Amount thereafter
Charge for a 49 year old male in the standard unismoke rate class with a Face Amount of $100,000.	On the Policy Effective Date and each Monthly Anniversary Day	$1.11 per $1,000 of Initial Face Amount	$0.82 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.44 per $1,000 of Initial Face Amount thereafter

(3)  We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured's Issue Age, sex and rate class and the Face Amount. The administrative charge will be higher in the first 2 Policy Years compared to thereafter. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Administrative Charge For Face Amount Increases:(4)
Minimum and Maximum Charge	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$1.95 – $4.95 per $1,000 of any increase in Face Amount	$1.95 – $4.95 per $1,000 of any increase in Face Amount
Charge for a 49 year old male in the standard unismoke rate class	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$3.45 per $1,000 of any increase in Face Amount	$3.45 per $1,000 of any increase in Face Amount
Long-Term Care Rider Charge:(5)
Minimum and Maximum Charge	On each Monthly Anniversary Day starting from the Effective Date

The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.05 – $2.07 plus the Current LTC Benefit Pool less the Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.05 – $2.07

The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.05 – $2.07 plus the Current LTC Benefit Pool less the Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.05 – $2.07

Charge for a 49 year old male in the standard unismoke rate class with a Face Amount of $100,000	On each Monthly Anniversary Day starting from the Effective Date	The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.19 plus the Current LTC Benefit Pool less the Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.19	The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.19 plus the Current LTC Benefit Pool less the Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.19

(4)  The administrative charge for Face Amount increases varies based on the Insured's Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

(5)  The charge for the Long-Term Care Rider varies based on the Insured's Issue Age, sex, rate class, and the Long-Term Care Inflation Protection Option if elected. The rider charge shown for the representative insured may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office. If the rider is in Active Claim Status, the monthly charge for this rider will be waived.

Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Optional Benefit Charges:
Long-Term Care Inflation Protection Option(#)	On the Policy Effective Date and each Monthly Anniversary Day when Inflation Protection Option is selected	The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.00 – $0.50	The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.00 – $0.50
Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Net Cost of Loans(6)	On each Policy Anniversary, as applicable(7)	2.00% (annually) in Policy Years 1 through 10; 0.25% in Policy Years 11 and thereafter for both standard and carry-over loans.	2.00% (annually) for standard loans, 1.00% for carry-over loans in Policy Years 1 through 10; 0% for all loans (standard and carry-over) in Policy Years 11 and thereafter

(6)  The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% current (5.00% guaranteed) for standard loans in Policy Years 1-10; (b) 4.00% current (5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans (standard and carry-over) in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (3.00% guaranteed).

(7)  As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured's death.

Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Lapse Protection Endorsement
Minimum and Maximum Charge	Upon receipt of each premium payment	1% of each premium payment	1% of each premium payment

Insurance Cost, Description [Text Block]	Cost of Insurance:
Insurance Cost, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day	[4],[5]
Insurance Cost, Representative Investor [Text Block]

Charge for a 49 year old male in the standard unismoke rate class during the first Policy Year with a Face Amount of $100,000.

On the Policy Effective Date and each Monthly Anniversary Day

$0.23 per $1,000 of Net Amount at Risk

$0.03 per $1,000 of Net Amount at Risk

		[4],[5]
Insurance Cost, Maximum [Dollars]	$ 83.33	[4],[5]
Insurance Cost, Current [Dollars]	70.46	[4],[5]
Insurance Cost, Minimum [Dollars]	$ 0.01	[4],[5]
Insurance Cost, Footnotes [Text Block]	Cost of insurance charges vary based on individual characteristics such as the Insured's Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See "Charges and Deductions-Monthly Deduction".

Administrative Expense, Footnotes [Text Block]	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured's Issue Age, sex and rate class and the Face Amount. The administrative charge will be higher in the first 2 Policy Years compared to thereafter. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.The administrative charge for Face Amount increases varies based on the Insured's Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
Optional Benefit Expense, Footnotes [Text Block]	As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured's death.
Annual Portfolio Company Expenses [Table Text Block]

ANNUAL FUND EXPENSES

	Minimum		Maximum
Total Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)	0.09%	—	1.18	%(1)

(1)  The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Portfolio Company Expenses [Text Block]

ANNUAL FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Funds (before waiver or reimbursement) during the time you own the Policy. Expenses of the Funds may be higher or lower in the future. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. A complete list of Funds available under the Policy, including their annual expenses, may be found at the back of this document. See "FUND APPENDIX — FUNDS AVAILABLE UNDER THE POLICY".

ANNUAL FUND EXPENSES

	Minimum		Maximum
Total Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)	0.09%	—	1.18	%(1)

(1)  The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.09%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.18%	[6]
Portfolio Company Expenses, Footnotes [Text Block]	The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Investment Risk

If you invest your Policy Value in one or more Sub-Accounts, then you will be subject to the risk that investment performance may be unfavorable causing the Policy Value to decrease and the Monthly Deduction to increase (which, in turn, further decreases future Policy Value). This is because poor investment performance diminishes Policy Value thereby increasing the Net Amount at Risk under the Policy and, correspondingly, increasing the cost of insurance which is part of the Monthly Deduction. You could lose everything you invest. If you allocate Policy Value to the

Fixed Account, then we credit your Policy Value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 1%. See "The Variable Account and The Funds."

Risk of Lapse

There is a risk that your Policy will Lapse and no death benefit will be paid. Unless the lapse protection period is in effect, if your Policy Value minus the Surrender Charge, Policy Debt and any liens on a Monthly Anniversary Day is less than the amount of the Monthly Deduction due on that date, the Policy will be in default and a grace period will begin. On and after the Policy Anniversary when the Insured is age 121, the Policy will not enter the grace period or Lapse regardless of your Surrender Value. We will send you notice of the premium required to prevent Lapse. You have a 61-day grace period to make a payment of Net Premium at least sufficient to cover the current and past-due Monthly Deductions or the Policy will Lapse. You may reinstate a Lapsed Policy, subject to certain conditions. Payment of the Minimum Monthly Premium required under the Lapse Protection Endorsement will not guarantee that the Policy will remain in force after the termination of the lapse protection period. See "Lapse and Reinstatement — Lapse" and "Lapse Protection."

Withdrawal and Surrender Risks. The Surrender Charge under the Policy applies during the first 14 Policy Years. The Surrender Value of the Policy is generally the Policy Value less the Surrender Charge and Policy Debt and any liens (including accrued interest). It is possible that your Policy will have no Surrender Value during the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

Even if you do not ask to surrender your Policy, Surrender Charges may play a role in determining whether your Policy will Lapse (terminate without value), because Surrender Charges decrease the Surrender Value.

Withdrawals are not permitted during the first Policy Year. After the first Policy Year, withdrawals are permitted, subject to certain limitations, for a fee. Withdrawals may reduce the Face Amount of the Policy.

A surrender or withdrawal may have tax consequences. See "Tax Considerations."

Tax Risks

Although the federal income tax requirements applicable to the Policy are complex and there is limited guidance regarding these requirements, we anticipate that the Policy will be treated as a life insurance contract for federal income tax purposes. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you generally should not be considered to be in receipt of any portion of your Policy's Cash Value until there is an actual distribution from the Policy. Moreover, Death Benefits payable under the Policy should be excludable from the gross income of the Beneficiary. Although the Beneficiary generally should not have to pay federal income tax on the Death Benefit, other taxes, such as estate taxes, may apply.

Your Policy may become a modified endowment contract as a result of: (1) the payment of excess premiums or unnecessary premiums, (2) a material change in the Policy, or (3) a reduction in your Death Benefit. If your Policy becomes a modified endowment contract, transactions such as withdrawals and loans will be treated first as a distribution of the earnings in the Policy and will be taxable as ordinary income in the year received. In addition, if the Policy Owner is under age 59 1/2 at the time of a surrender, withdrawal or loan, the amount that is included in income is generally subject to a 10% additional tax.

If the Policy is not a modified endowment contract, distributions generally are treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans are generally not treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% additional tax.

See "Tax Considerations." You should consult a qualified tax adviser for assistance in all Policy related tax matters.

Loan Risks

A policy loan, whether or not repaid, has a permanent effect on the Policy Value, and potentially the Death Benefit, because the investment results of the Sub-Accounts and current interest rates credited on the Fixed Account Value do not apply to Policy Value in the Loan Account. Since interest credited on the Loan Account is transferred to the Sub-Accounts, even if the interest rate charged on the Policy Debt is equal to the rate credited on Policy Value in the Loan Account, unpaid interest will be added to the outstanding loan and will increase the loan balance. The larger the loan and the longer the loan is outstanding, the greater will be the effect on Policy Value held as collateral in the Loan Account.

Your Policy may Lapse if your outstanding loan amounts reduce the Surrender Value to zero. If a Policy lapses with loans outstanding, some or all of the loan amounts may be subject to income tax. See "Policy Loans" and "Tax Considerations — Tax Treatment of Loans." Policy loans also may increase the potential for Lapse if the investment results of the Sub-Accounts to which Surrender Value is allocated is unfavorable.

If the Insured dies while a loan is outstanding, the loan balance, which includes any unpaid interest, will be deducted from the Death Benefit.

If a Policy Loan is taken from the Policy while the Long-Term Care Rider is on Active Claim Status, the Long-Term Care Rider will terminate.

Specialized Uses of the Policy

Because your Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient premiums are not paid, the Policy may Lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. In addition, using a Policy for a specialized purpose may have tax consequences. See "Tax Considerations — Other Considerations."

Fund Risks

A comprehensive discussion of the risks of each Fund may be found in each Fund's prospectus. Please refer to the Funds' prospectuses for more information.

Business Disruption and Cyber Security Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable product policy business activities. Because our variable product policy business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Policy Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, systems failures and cyber-attacks may interfere with our processing of Policy transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Policy Value or the Funds' ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to litigation, regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Policy-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Policy Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Policy due to a natural disaster or catastrophe.

Item 10. Standard Death Benefits (N-6) [Table Text Block]

STANDARD DEATH BENEFITS

As long as the Policy remains in force, Protective Life will pay the Death Benefit Proceeds upon receipt at the Home Office of Due Proof of Death of the Insured. Protective Life may require return of the Policy. The Death Benefit Proceeds are paid to the primary Beneficiary or a contingent Beneficiary. The Owner may name one or more primary or contingent Beneficiaries. Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. If no Beneficiary survives the Insured, the Death Benefit Proceeds are paid to the Owner or the Owner's estate. Death Benefit Proceeds are paid in a lump sum or under a settlement option. Payment of the Death Benefit Proceeds may have tax consequences. See "Tax Considerations — Tax Treatment of Life Insurance Death Benefit Proceeds" in the Prospectus.

Please note that any Death Benefit payment we make in excess of the Variable Account Value, including payments under any rider, is subject to our financial strength and claims-paying ability.

Limits on Policy Rights

Incontestability. Unless fraud is involved, Protective Life will not contest the Policy, or any supplemental rider accept as stated below, after the Policy or rider has been in force during the Insured's lifetime for two years from the Policy Effective Date or the effective date of the rider. Likewise, unless fraud is involved, Protective Life will not contest an increase in the Face Amount with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.

We have the right to void and rescind the Long-Term Care rider or resist an otherwise valid claim based on a misstatement in any application we accept and make part of the Policy as follows:

•  If this rider has been in force for less than 6 months from the Policy Effective Date or the effective date of a Reinstatement, we will only take such action if the misstatement was material to the issuance of this rider.

•  If this rider has been in force for at least 6 months but less than 24 months from the Policy Effective Date or the effective date of a Reinstatement, we will only take such action if the misstatement was materials to the issuance of this rider and pertains to the condition for which benefits are sought.

•  If this rider has been in force for more than 24 months from the Policy Effective Date or the effective date of a Reinstatement, we will only take such action if the Insured knowingly and intentionally misrepresented relevant facts relating to the Insured's health.

Suicide Exclusion. If the Insured dies by suicide, while sane or insane, within two years (or shorter period as may be required by applicable law in the state where the Policy is delivered or issued for delivery) after the Policy Effective Date, the Death Benefit will be limited to the premium payments made before death, less any Policy Debt, liens (including accrued interest) and any withdrawals. If the Insured dies by suicide, while sane or insane, within two years (or any shorter period as may be required by applicable law in the state where the Policy is delivered or issued for delivery) after an increase in Face Amount, the Death Benefit with respect to the increase will be limited to the sum of the monthly cost of insurance charges made for that increase.

Misstatement of Age or Sex. If the Insured's age or sex has been misstated in the application for the Policy or in any application for supplemental riders, the Death Benefit under the Policy or such supplemental riders is the amount which would have been provided by the most recent cost of insurance charge, and the cost of such supplemental riders, at the correct age and sex.

Calculation of Death Benefit Proceeds

The Death Benefit Proceeds are equal to the Death Benefit calculated as of the date of the Insured's death, plus benefits under any supplemental riders or endorsements, minus (1) any Policy Debt on that date, (2) any liens for payments made under an accelerated death benefit rider or endorsement including accrued interest, and (3) any past due Monthly Deductions if the Insured died during the grace period.

Federal Tax Compliance Tests. Under Section 7702 of the Internal Revenue Code, a Policy will generally be treated as life insurance for federal tax purposes if, at all times, it satisfies one of two federal tax compliance tests: (1) the Guideline Premium Limitation/Cash Value Corridor Test, and (2) the Cash Value Accumulation Test. This Policy will only be issued using the Cash Value Accumulation Test.

The Cash Value Accumulation Test ("CVAT") does not have a premium limit, but does have a requirement that the Death Benefit be at least a certain percentage (varying based on the Attained Age, duration at death, sex and rate class of the Insured) of the Policy Value. The CVAT may require the Policy to have a higher Death Benefit relative to the Policy's cash value in later Policy Years, however, which could increase the mortality charges that will apply in those later years.

Under this Policy, which provides a level Death Benefit, your Death Benefit will generally be the Face Amount. However, the Death Benefit may vary based on the Policy Value if the minimum death benefit is greater than the Face Amount under the Policy.

The Death Benefit Proceeds are payable when Protective Life receives a properly completed claim form and Due Proof of Death of the Insured while the Policy is in force. The Death Benefit Proceeds will be paid to the Beneficiary, or Beneficiaries, in a lump sum, unless a Settlement Option has been selected. If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which they wish to receive their portion of the Death Benefit Proceeds. The Death Benefit Proceeds are determined as of the date of the Insured's death and are moved to the general account until payment is made. Protective Life will pay interest on the Death Benefit Proceeds payable to each Beneficiary determined in accordance with applicable state law to the date of payment.

Cash Value Accumulation Test. This Policy is issued under the Cash Value Accumulation Test. The Death Benefit is determined as follows: the Death Benefit is the greater of: (1) the Face Amount under the Policy on the date of the Insured's death, or (2) the minimum death benefit described below.

The minimum death benefit at any time is the amount of level death benefit that the Policy Value would purchase if paid as a net single premium at such time. Such net single premium is determined according to the Cash Value Accumulation Test prescribed under Section 7702 of the Internal Revenue Code, as amended or its successor, if such amendment or successor is applicable to the Policy.

For purposes of determining this net single premium, the mortality charges taken into account generally are the maximum mortality charges guaranteed under the Policy. Such charges do not, however, exceed the maximum charges permitted to be taken into account under the Cash Value Accumulation Test of Section 7702. In determining the net single premium, the interest rate taken into account is the greater of an annual effective interest rate specified in the Code or the annual effective credited interest rate or rates guaranteed on issuance of the Policy. For purposes of calculating the Cash Value Accumulation Test, the Policy is deemed to mature on the date the Insured reaches Attained Age 100, and the Policy Value deemed to exist on such date shall not exceed the least amount payable as a death benefit at any time under the Policy.

Changing the Face Amount

On or after the first Policy Anniversary, the Owner may request an increase in the Face Amount. The request must be received in writing in Good Order at the Home Office.

Increasing the Face Amount. Any increase in the Face Amount must be at least $10,000 and an application must be submitted in Good Order. Protective Life reserves the right to require satisfactory evidence of insurability. The maximum Face Amount is $500,000. In addition, the Insured's current Attained Age must be less than the maximum Issue Age for the Policies, as determined by Protective Life from time to time. A change in planned periodic premiums may be advisable. See "Premiums Upon Increase in Face Amount." The increase in Face Amount will become effective as of the date shown on the supplemental Policy Specifications Page (which will be sent to you), and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Face Amount. When the Policy's lapse protection is in effect, the Policy's Minimum Monthly Premium amount will also generally be increased.

An administrative fee will be charged on the Effective Date of the increase and the subsequent eleven (11) Monthly Anniversary Days following an increase in the Face Amount.

As with the Policy itself, a Face Amount increase is subject to a cancellation privilege. Therefore, the Owner may exercise the privilege by canceling any increase in Face Amount within the prescribed Cancellation Period. In such an event, unless the Owner requests otherwise, an amount will be refunded (i.e., credited back to the Policy Value) above except that if no additional premiums were required in connection with the Face Amount increase, then the amount refunded is limited to that portion of the first Monthly Deduction following the increase that is attributable to cost of insurance charges for the increase and the monthly administrative fee for the increase. Increasing the Face Amount of the Policy may increase the Death Benefit and may have the effect of increasing monthly cost of insurance charges. Increasing the Face Amount may also have tax consequences. See "Tax Considerations — Other Considerations." Please consult your tax advisor.

On or after the third Policy Anniversary, the Owner may request a decrease in the Face Amount. The request must be received in writing in Good Order at the Home Office.

Decreasing the Face Amount. If a decrease in the Face Amount would result in total premiums paid exceeding the premium limitation prescribed under current tax law to qualify your Policy as a life insurance contract, Protective Life will immediately return to you the amount of such excess above the premium limitation. Although Protective Life will attempt to notify an Owner if a decrease in the Face Amount will cause a Policy to be considered a modified endowment contract, we will not automatically return premium. See "Tax Considerations — Policies which are MECs."

The Face Amount after any decrease must be at least $100,000. Protective Life prohibits any elected decrease in Face Amount (1) for the first 3 Policy Years; (2) for 3 years following an increase in Face Amount; and (3) for one Policy Year following the last decrease in Face Amount. If the Initial Face Amount of the Policy has been increased prior to the requested decrease, then the decrease will first be applied against any previous increases in Face Amount in the reverse order in which they occurred. The decrease will then be applied to the Initial Face Amount. A decrease in Face Amount will become effective on the Monthly Anniversary Day that coincides with or next follows receipt and acceptance of a request at the Home Office.

Decreasing the Face Amount of the Policy may reduce the Death Benefit and may have the effect of decreasing monthly cost of insurance charges. However, if the initial Face Amount is decreased during the first 14 Policy Years, a Surrender Charge will apply. Decreasing the Face Amount also may have tax consequences. See "Tax Considerations — Certain Distributions Required by the Tax Law in the First 15 Years."

Settlement Options

The Company offers a variety of ways of receiving proceeds payable under the Policy, such as on surrender or death, other than in a lump sum. Any sales representative authorized to sell this Policy can further explain these settlement options upon request. All of these settlement options are forms of fixed-benefit annuities, which do not vary with the investment performance of a separate account. Under each of the fixed-benefit settlement options, no surrender or withdrawal may be made once payments have begun.

The following settlement options may be elected.

Option 1 — Payment for a Fixed Period.  Equal monthly payments will be made for any period of up to 30 years. The amount of each payment depends on the total amount applied, the period selected and the monthly payment rates Protective Life is using when the first payment is due.

Option 2 — Life Income with Payments for a Guaranteed Period.  Equal monthly payments are based on the life of the named annuitant. Payments will continue for the lifetime of the annuitant with payments guaranteed for 10 or 20 years. Payments stop at the end of the selected guaranteed period or when the named person dies, whichever is later.

Option 3 — Interest Income.  Protective Life will hold any amount applied under this option. Interest on the unpaid balance will be paid each month at a rate determined by Protective Life. This rate will not be less than the equivalent of 1% per year.

Option 4 — Payments for a Fixed Amount.  Equal monthly payments will be made of an agreed fixed amount. The amount of each payment may not be less than $10 for each $1,000 applied. Interest will be credited each month on the unpaid balance and added to it. This interest will be at a rate set by us, but not less than an effective rate of 1% per year. Payments continue until the amount Protective Life holds runs out. The last payment will be for the balance only.

Minimum Amounts. Protective Life reserves the right to pay the total amount of the Policy in one lump sum, if less than $5,000. If monthly payments are less than $50, payments may be made quarterly, semi-annually, or annually at Protective Life's option.

Other Requirements. Settlement options must be elected by Written Notice in Good Order received by Protective Life at the Home Office. The Owner may elect settlement options during the Insured's lifetime; Beneficiaries may elect settlement options thereafter if Death Benefit Proceeds are payable in a lump sum. The effective date of an option applied to Death Benefit Proceeds is the date the Due Proof of Death of the Insured is received at the Home Office. The effective date of an option applied to Surrender Value is the effective date of the surrender where a settlement option has been elected. We will pay the Death Benefit Proceeds to the Beneficiary in a lump sum, unless a Settlement Option has been selected. If the Primary or Contingent Beneficiary is not living, or if no Beneficiary has been designated, We will pay the Owner or Owner's estate.

If Protective Life has available, at the time a settlement option is elected, options or rates on a more favorable basis than those guaranteed, the higher benefits will apply.

Escheatment of Death Benefit

Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of 3 to 5 years from the date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Protective Life is still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to the Home Office.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]

Cash Value Accumulation Test. This Policy is issued under the Cash Value Accumulation Test. The Death Benefit is determined as follows: the Death Benefit is the greater of: (1) the Face Amount under the Policy on the date of the Insured's death, or (2) the minimum death benefit described below.

The minimum death benefit at any time is the amount of level death benefit that the Policy Value would purchase if paid as a net single premium at such time. Such net single premium is determined according to the Cash Value Accumulation Test prescribed under Section 7702 of the Internal Revenue Code, as amended or its successor, if such amendment or successor is applicable to the Policy.

For purposes of determining this net single premium, the mortality charges taken into account generally are the maximum mortality charges guaranteed under the Policy. Such charges do not, however, exceed the maximum charges permitted to be taken into account under the Cash Value Accumulation Test of Section 7702. In determining the net single premium, the interest rate taken into account is the greater of an annual effective interest rate specified in the Code or the annual effective credited interest rate or rates guaranteed on issuance of the Policy. For purposes of calculating the Cash Value Accumulation Test, the Policy is deemed to mature on the date the Insured reaches Attained Age 100, and the Policy Value deemed to exist on such date shall not exceed the least amount payable as a death benefit at any time under the Policy.

Changing the Face Amount

On or after the first Policy Anniversary, the Owner may request an increase in the Face Amount. The request must be received in writing in Good Order at the Home Office.

Increasing the Face Amount. Any increase in the Face Amount must be at least $10,000 and an application must be submitted in Good Order. Protective Life reserves the right to require satisfactory evidence of insurability. The maximum Face Amount is $500,000. In addition, the Insured's current Attained Age must be less than the maximum Issue Age for the Policies, as determined by Protective Life from time to time. A change in planned periodic premiums may be advisable. See "Premiums Upon Increase in Face Amount." The increase in Face Amount will become effective as of the date shown on the supplemental Policy Specifications Page (which will be sent to you), and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Face Amount. When the Policy's lapse protection is in effect, the Policy's Minimum Monthly Premium amount will also generally be increased.

An administrative fee will be charged on the Effective Date of the increase and the subsequent eleven (11) Monthly Anniversary Days following an increase in the Face Amount.

As with the Policy itself, a Face Amount increase is subject to a cancellation privilege. Therefore, the Owner may exercise the privilege by canceling any increase in Face Amount within the prescribed Cancellation Period. In such an event, unless the Owner requests otherwise, an amount will be refunded (i.e., credited back to the Policy Value) above except that if no additional premiums were required in connection with the Face Amount increase, then the amount refunded is limited to that portion of the first Monthly Deduction following the increase that is attributable to cost of insurance charges for the increase and the monthly administrative fee for the increase. Increasing the Face Amount of the Policy may increase the Death Benefit and may have the effect of increasing monthly cost of insurance charges. Increasing the Face Amount may also have tax consequences. See "Tax Considerations — Other Considerations." Please consult your tax advisor.

On or after the third Policy Anniversary, the Owner may request a decrease in the Face Amount. The request must be received in writing in Good Order at the Home Office.

Decreasing the Face Amount. If a decrease in the Face Amount would result in total premiums paid exceeding the premium limitation prescribed under current tax law to qualify your Policy as a life insurance contract, Protective Life will immediately return to you the amount of such excess above the premium limitation. Although Protective Life will attempt to notify an Owner if a decrease in the Face Amount will cause a Policy to be considered a modified endowment contract, we will not automatically return premium. See "Tax Considerations — Policies which are MECs."

The Face Amount after any decrease must be at least $100,000. Protective Life prohibits any elected decrease in Face Amount (1) for the first 3 Policy Years; (2) for 3 years following an increase in Face Amount; and (3) for one Policy Year following the last decrease in Face Amount. If the Initial Face Amount of the Policy has been increased prior to the requested decrease, then the decrease will first be applied against any previous increases in Face Amount in the reverse order in which they occurred. The decrease will then be applied to the Initial Face Amount. A decrease in Face Amount will become effective on the Monthly Anniversary Day that coincides with or next follows receipt and acceptance of a request at the Home Office.

Decreasing the Face Amount of the Policy may reduce the Death Benefit and may have the effect of decreasing monthly cost of insurance charges. However, if the initial Face Amount is decreased during the first 14 Policy Years, a Surrender Charge will apply. Decreasing the Face Amount also may have tax consequences. See "Tax Considerations — Certain Distributions Required by the Tax Law in the First 15 Years."

Item 11. Other Benefits Available (N-6) [Text Block]

OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the standard Death Benefits associated with your Policy, other standard and optional benefits may also be available to you. The following table summarizes information about these optional benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Long-Term Care Rider	Provides access to Death Benefit proceeds and extended benefit pool if the Insured has been certified by a Licensed Health Care Practitioner as chronically ill as defined in the rider.	Standard	• Automatically issued on your Policy if eligibility requirements are met. The Policy will not be issued without this rider.
• Additional cost applies.
• Subject to the eligibility and other conditions for benefits as described in the rider. Some of the conditions include the Insured being certified as chronically ill and meeting the 90-day Elimination Period before benefits are payable.
• Chronic Illness must be certified by a Licensed health care practitioner (not including the Owner, Insured, or a family member).
• Benefit payments are made monthly and may not cover all long-term care expenses incurred.
• If an LTC claim is made and benefit payments are in effect, no claims may be filed under the Terminal Illness Accelerated Death Benefit Endorsement.
• If a Policy Loan or partial withdrawal is taken while the rider is in Active Claim Status, this rider will terminate.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Long-Term Care Inflation Protection Option

On each Policy Anniversary where this increase is purchased, this protection will provide for a 5% compound increase on each Policy Anniversary that will be factored into the calculation of various values used to calculate benefits under the Long-Term Care Rider.

Optional	• This rider must be elected at Policy issue.
• Additional cost applies.
• On each Policy Anniversary, the increase provided for under this rider must be elected and purchased.
• If you decline to purchase any increase under this rider on a Policy Anniversary, you will no longer have the right to purchase increases on any future Policy Anniversary.
Terminal Illness Accelerated Death Benefit Endorsement (Automatically included at Policy Issue)	Provides for an accelerated death benefit payment (with certain exclusions), to the Owner if the Insured has a qualifying terminal illness.	Standard	• Maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is equal to:
• The lesser of 60% of the current face amount of the Policy or $1,000,000; minus
• Any outstanding lien amount against the Policy resulting from any other accelerated death benefit rider or endorsement attached to the Policy.
• Minimum acceleration permitted is $15,000
• The Death Benefit will be reduced by the amount of any acceleration taken, plus accumulated interest.
• Any acceleration taken will reduce the amount available for Policy Loans and withdrawals.
Lapse Protection Endorsement (Automatically issued with this Policy)	Guarantees that your Policy will not Lapse during the Maximum Lapse Protection Period set forth in your Policy Schedule.	Standard	• The Minimum Monthly Requirement will vary by Policy benefits, Issue Age, sex and rate class of the Insured.
• Any change in the benefits provided by this Policy made subsequent to the Policy Effective Date and during the Maximum Lapse Protection Period, may result in a change to the Minimum Monthly Requirement associated rates and values shown in the Policy Schedule.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Dollar-Cost Averaging	Allows for the systematic transfer of specified dollar amounts from a Sub-Account or the Fixed Account to one or more other specified Sub-Accounts.	Optional	• No transfers may be made into the Fixed Account. • Dollar-cost averaging may be elected for periods of at least 6 months and no longer than 48 months.
Portfolio Rebalancing	Allows for the automatic transfer, on a regular basis, of Variable Account Value among specified Sub-Accounts to maintain a specified percentage allocation of Variable Account Value.	Optional	• Rebalancing transfers cannot be made into Fixed Account. • Minimum Variable Account Value of $100 required.
Policy Loans	Allows Owner to borrow from Policy's Cash Value.	Standard	• Not available during the first Policy Year.
• Maximum loan amount is 99% of Cash Value.
• Minimum loan amount is $500.
• Certain Policy loans may be taxable. You should consult a tax adviser as to the tax consequences of taking a Policy loan.
• If a Policy Loan is taken while the Long-term Care Rider is in active claim status, the rider will terminate.

SUPPLEMENTAL RIDERS AND ENDORSEMENTS

The following supplemental riders and endorsements may be available to be added to your Policy subject to state availability. Monthly charges, if applicable, for these riders will be deducted from your Policy Value as part of the monthly deduction. See "Monthly Deduction." Additional rules and limits apply to these supplemental riders. Not all such riders may be available at any time, and supplemental riders in addition to those listed below may be made available. The Long-Term Care Rider, the Terminal Illness Accelerated Death Benefit Endorsement, and the Lapse Protection Endorsement are automatically added to all Policies at the time of issue. Also, this Policy will not be issued without the Long-Term Care Rider. The Long-Term Care Inflation Protection Option must be purchased at the time the Policy is issued. Please ask your Protective Life agent for further information or contact the Home Office.

Long-Term Care Rider. This rider is automatically issued with the Policy. This rider provides an acceleration of the death benefits and extended benefits under the Policy for long-term care benefits for Qualified Long-Term Care Services incurred for Home Health Care Services, Adult Day Care Services, Assisted Living Facility Services, and Nursing Home Services. You may make a claim for a Long-Term Care Benefit (the "LTC Benefit"). The LTC Benefit is subject to the restrictions contained in this rider and all conditions for eligibility must be met. If a claim for the LTC Benefit is approved, we will pay you for Qualified Long-Term Care Services subject to the Maximum Monthly LTC Benefit Amount and the Current Maximum LTC Benefit.

30-Day Right to Cancel

You have 30 days after the rider is first delivered to you to examine and return to us or to the financial professional who sold it to you, if you decide not to keep this rider. We will cancel the rider and the Policy. The returned Policy and rider will be treated if they had never been issued. We will refund an amount equal to the greater of: (a) all the premiums paid or (b) the sum of the value of the amounts allocated to the Fixed Account, including any interest credited, accumulated to the date that this Policy is returned to us, and the value of the amounts allocated to the Sub-Accounts, adjusted to reflect their net investment experience to the end of the valuation period in which the Policy is returned to us.

Rider Terms

Activities of Daily Living: Means the six basic human functions necessary for a person to live independently are:

•  Eating

•  Toileting

•  Transferring oneself into or out of bed, chair, wheelchair

•  Bathing

•  Dressing

•  Continence

The rider attached to your Policy contains more detailed information about these self-care functions.

Active Claim Status: Means that the Insured has satisfied all conditions in the Eligibility for LTC Benefits, we have approved the LTC Benefit claim, and LTC Benefit payments have begun. Active Claim Status ends if the Insured no longer satisfies conditions for Eligibility for LTC Benefits.

Assistive Device: Means a device that enables a person to perform an Activity of Daily Living that they otherwise would not be able to perform independently. Some examples of Assistive Devices include a walker, transfer chair, and grab bars.

Chronically Ill: Means that the Insured has been certified, within the preceding 12 months, by a Licensed Health Care Practitioner as:

•  Being unable to perform, without Substantial Assistance from another individual, at least two Activities of Daily Living for 90 consecutive days due to a loss of functional capacity, or

•  Requiring Substantial Supervision to protect the Insured from threats to health and safety due to Sever Cognitive Impairment.

The Insured shall be deemed to be capable of performing an Activity of Daily Living without Substantial Assistance if the Insured can perform the Activity of Daily Living while using an Assistive Device.

Elimination Period: Means a period of 90 calendar days beginning the day after the Insured is certified as Chronically Ill and receiving Qualified Long-Term Care Services. Benefits are not paid for Qualified Long-Term Care Services during the Elimination Period but will be paid retroactively once the Elimination Period has been satisfied. If the Insured does not remain Chronically Ill for 90 consecutive calendar days, the Insured may combine multiple periods of being Chronically Ill to satisfy the Elimination Period. However, the required 90 days of the Elimination Period must be accumulated within a continuous period of 730 days.

Family Member: Means the Owner or Insured's spouse and anyone who is related to the Owner or Insured or the Owner's or Insured's spouse by the following degree by blood, marriage, divorce, adoption or operation of law: parents, in-laws, grandparents, siblings, children, grandchildren, aunts, uncles, nephews and nieces.

Hands-on Assistance: Means physical assistance (minimal, moderate or maximal) without which the Insured would not be able to perform the Activities of Daily Living.

Home: Means the Insured's primary residence where Qualified Long-Term Care Services are provided. Home does not include any facility in which the Insured resides and is dependent on others for Substantial Supervision or Substantial Assistance with Activities of Daily Living.

Insured: Means the person shown on the Policy Schedule upon whose life the Policy insures.

Licensed Health Care Practitioner: Means any physician (as defined in section 1861(r)(1) of the Social Security Act) and any registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of the Treasury. It does not include the Owner, Insured or a Family Member.

Plan of Care: Means a written plan for Qualified Long-Term Care Services prepared by a Licensed Health Care Practitioner for the Insured. This Plan of Care must detail information such as the type, frequency, anticipated duration, daily hours, and provider qualifications for all services necessary to address the Insured's needs. All services must adhere to generally accepted standards of practice appropriate and consistent for a Chronically Ill Individual and be suitable to fulfill the Insured's care requirements.

Qualified Long-Term Care Services: Means services that meet the requirements of Section 7702B(c)(1) of the Internal Revenue Code of 1986, as amended, as follows: necessary diagnostic, preventive, therapeutic, curative, treatment, mitigation and rehabilitative services, and maintenance or personal care services which are required by a chronically ill individual and are provided pursuant to a Plan of Care prescribed by a Licensed Health Care Practitioner.

Severe Cognitive Impairment: Means a loss or deterioration in the Insured's intellectual capacity that is (i) comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia, and (ii) measured by clinical evidence and standardized tests that reliably measure impairment in the following areas:

•  The Insured's short or long-term memory,

•  The Insured's orientation as to person (such as who they are), place (such as their location), or time (such as day, date, and year), and

•  The Insured's deductive or abstract reasoning.

Standby Assistance: Means the presence of another person within arm's reach of the Insured that is necessary, by physical intervention, to prevent injury to the Insured while the Insured is performing the Activities of Daily Living.

Substantial Assistance: Means Hands-On Assistance or Standby Assistance.

Substantial Supervision: Means continual supervision (which may include cuing by verbal prompting, gestures, or other demonstrations) by another person that is necessary to protect the Insured from threats to his or her health or safety due to Severe Cognitive Impairment.

Written Certification: Means written documentation from a Licensed Health Care Practitioner certifying that the Insured is Chronically Ill and prescribing a Plan of Care.

Eligibility, Limitations, and Exclusions

To become eligible for the LTC Benefit payments, the following conditions must be met:

•  We receive your written request for the LTC Benefit,

•  A Licensed Health Care Practitioner certifies that the Insured is Chronically Ill and prescribes a Plan of Care,

•  The Policy and this rider are in force,

•  The applicable Elimination Period has been satisfied,

•  We receive written consent from any irrevocable beneficiaries or assignee of record named in the Policy, and

•  The benefit payment is made in respect to a month when the Insured is Chronically Ill and only for Qualified Long-Term Care Services provided pursuant to a Plan of Care prescribed by a Licensed Health Care Practitioner.

We will not pay LTC Benefits arising in whole or in part from a pre-existing condition. A pre-existing condition is any condition for which medical advice or treatment was recommended by, received from, a provider of health care services, within six months preceding the effective date of this rider.

The rider will not pay benefits for any Chronic Illness caused by:

•  Any attempt at suicide or intentionally self-inflicted injury, while sane or insane,

•  Committing or attempting to commit or participating in a riot, insurrection, or involvement in an illegal occupation,

•  Alcoholism or drug addiction, or

•  Declared or undeclared war or any act of war.

Maximum Monthly LTC Benefit Amount

The Base Maximum Monthly LTC Benefit Amount on the Policy Effective Date, is equal to the amount shown in the Policy Schedule. The Base Maximum Monthly LTC Benefit Amount may increase or decrease after the Policy Effective Date as described in the "Long-Term Care Inflation Protection Option" section and "Impact on Your Policy" section.

The Maximum Monthly LTC Benefit Amount is the maximum monthly benefit amount available each calendar month under this rider on any date on or after the Policy Date and is equal to:

•  The Base Maximum Monthly LTC Benefit Amount, plus

•  80% of the result of the following:

a)  1/48 of the Current LTC Benefit Pool minus

b)  the Base Maximum Monthly LTC Benefit Amount

On the date a claim is approved, the Maximum Monthly LTC Benefit Amount will be fixed at the amount in effect on that date. For the duration of the claim, that amount may increase and/or decrease as described in the "Benefits While on Claim" section below.

The Maximum Monthly LTC Benefit Amount will never be less than the Base Maximum Monthly LTC Benefit Amount shown in the Policy Schedule.

Current LTC Benefit Pool

The Current LTC Benefit Pool is the total dollar amount available for LTC Benefits under this rider at the time of claim. The Current LTC Benefit Amount Pool is equal to the greatest of:

•  The Base LTC Benefit Pool,

•  The Market Value LTC Benefit Pool, and

•  The Protected LTC Benefit Pool.

On the date a claim is approved, the Current LTC Benefit Pool will be fixed at the dollar amount in effect on that date. The Current LTC Benefit Pool in effect will be the prior month Current LTC Benefit Pool adjusted for any premium, Face Amount changes, Withdrawals or loans during the month. For the duration of the claim, the Current LTC Benefit Pool will change as described in the "Benefits While on Claim" provision below.

Unless you have requested a decrease in the Policy's Face Amount or make a withdrawal under the Policy, the Current LTC Benefit Pool will never be less than the Base LTC Benefit Pool shown in the Policy Schedule minus the sum of any LTC Benefits paid under this rider.

The Base LTC Benefit Pool on the Policy Effective Date, is equal to the Base LTC Benefit Pool shown in the Policy Schedule. The Base LTC Benefit Pool may increase or decrease after the Policy Date as described in the "Long-Term Care Inflation Protection Option", and "Impact on Your Policy" sections.

The Market Value LTC Benefit Pool is equal to the Unloaned Policy Value multiplied by the Market Benefit Multiplier shown on your Policy schedule. This pool may increase or decrease daily and is adjusted as described in the "Long-Term Care Inflation Protection Option" section.

The Protected LTC Benefit Pool on the first Policy Anniversary is equal to the Protected LTC Percentage (shown on your Policy schedule) multiplied by the Unloaned Policy Value as of the end of the first Policy Year multiplied by the Market Benefit Multiplier shown on your Policy schedule.

On each subsequent Policy Anniversary while this rider is in force, the Protected LTC Benefit Pool will equal the greater of:

•  The Protected LTC Percentage (shown on the Policy schedule) multiplied by the Unloaned Policy Value as of the end of the previous Policy Year multiplied by the Market Benefit Multiplier, and

•  The Protected LTC Pool in effect immediately prior to that Policy Anniversary.

The Protected LTC Benefit Pool in effect for any Policy Year may increase and/or decrease due to the Long-Term Care Inflation Protection Option Increases, LTC Benefit payments, withdrawals, loans, and Policy changes.

Claims Provisions

We prefer that either you or the Insured notify us as soon as the Insured first becomes eligible and may soon need care covered by this rider. We must receive your intent to file a claim for the LTC Benefit at our Administrative Office via written request or by telephone. The Request should include at least the Insured's name, Policy number and the address to which claim forms should be sent.

We have forms used for making a claim and for providing Proof of Loss. These forms will be sent to you within 15 days of the date we receive your Notice of Claim. If the claim forms are not sent within this 15 day period, and you provide Written Certification and proof of loss in a format other than our claim forms, you will be deemed to have complied with the claim requirement.

Completed claim forms and Written Certification verifying the occurrence of a Chronic Illness must be submitted within 90 days after you receive Written Confirmation from a Licensed Health Care Practitioner. Failure to provide proof within this period will not invalidate or diminish the claim, provided that the required proof is submitted as soon as reasonably possible and, except in cases of legal incapacity, no later than one year from the date of proof would otherwise by required.

A licensed Health Care Practitioner must re-certify that the Insured is Chronically Ill and prescribe a Plan of Care at least once every 12 months. We reserve the right to request a re-certification that the Insured remains Chronically Ill, but not more often than every 90 days, following an initial certification. The practitioner should either prescribe a new Plan of Care or confirm the existing Plan of Care during each re-certification. After we confirm Chronic Illness status, the certification cannot be rescinded, and no additional certifications will be conducted until the 90-day period has passed.

We reserve the right to independently assess the Insured's Chronic Illness and benefit eligibility. As part of this assessment we have the right to require that the Insured be examined by a Licensed Health Care Practitioner chosen by us. We will pay for this examination. In the event of conflicting opinions, eligibility for LTC Benefits will be determined by a third medical opinion provided by a Licensed Health Care Practitioner who is mutually agree upon by the Insured and us. The Insured must be certified as Chronically Ill for the entire period for which LTC Benefits are being paid.

If the Insured is not re-certified as Chronically Ill, or at your request, we will close your claim. Prior to closing your claim, we will send you written notification of the remaining benefits and options for reallocating any remaining Fixed Account Value and future Net Premium Payments. If you leave the Accumulation Value, if any, in the Fixed Account and continue to allocate any future Net Premium Payments to the Fixed Account, the Current LTC Benefit Pool and the Maximum Monthly LTC Benefit amount will remain fixed.

If, on the date your claim is closed, the Policy's Face Amount and/or Policy Value are greater than zero, and you submit a request to transfer any remaining Fixed Account Value to the Sub-Account(s) and/or allocate any future Net Premium Payments to the Sub-Account(s), the Current LTC Benefit Pool and the Maximum Monthly LTC Benefit Amount will no longer be fixed, and will be calculated as in the Maximum Monthly LTC Benefit Amount and Current LTC Benefit Pool section above, but will be floored at the amounts during claim.

LTC Benefits will be paid for comparable Qualified Long-Term Care Services received in any state or jurisdiction within the United States, its territories, or possessions other than the state of issue, provided such LTC Benefits would have been payable in the state or jurisdiction where this rider was originally issues. This applies regardless of differences in facility licensing, certification, registration, or similar regulatory requirements between states.

According to the terms and conditions of this rider, we will pay claims for Qualified Long-Term Care Services provided outside of the United States, its territories or possessions. The Insured is not required to return to the United States for benefit certification. However, the Licensed Health Care Practitioner providing the Plan of Care must be licensed to practice in the United States, its territories or possessions and all claims information and medical records must be submitted in English.

Extension of LTC Benefits

If the Policy terminates while the rider is in Active Claim Status, we will continue to pay the LTC Benefit until the earliest of:

•  The death of the Insured,

•  Transition from Active Claim Status has completed, or

•  The Maximum LTC Benefit Pool has been exhausted.

Any extension of benefit is subject to all terms and conditions of this rider including eligibility for LTC Benefits and claim requirements. If the current maximum LTC benefit pool has been exhausted, no death benefit will be due upon the death of the Insured.

Benefits While on Claim

On the date a claim under this rider is approved, the Current LTC Benefit Pool and the Maximum Monthly LTC Benefit Amount will be fixed at the dollar amount in effect on that date. Also, on the date a claim under this rider is approved, we will automatically transfer out any Variable Account Value and transfer to the Fixed Account. See "Impact on Your Policy" below for additional information.

Any amounts paid in a calendar month under this rider will reduce the Current LTC Benefit Pool and the Face Amount, dollar for dollar. The Base LTC Benefit Pool will be reduced by a pro-rata amount to the Face Amount.

If purchased, the Long-term Care Inflation Protection Option increase will increase the Maximum Monthly LTC Benefit and the Current LTC Benefit Pool, as described in the "Long-Term Care Inflation Protection Option" section.

An increase and/or decrease in the Policy's Face Amount or a Withdrawal under the Policy will likewise increase and/or decrease the Maximum Monthly LTC Benefit and the Current LTC Benefit Pool, as described in the "Impact on Your Policy" section.

If your claim is closed, the Current LTC Benefit Pool and the Maximum Monthly LTC Benefit will remain fixed unless you choose to transfer any remaining Fixed Account Value to the Sub-Account(s) and/or allocate future Net Premiums to the Sub-Account(s). Upon your Request to make such transfer and/or allocation, the Current LTC Benefit Pool and the Maximum Monthly LTC Benefit Amount will no longer be fixed and will be calculated as described in the "Current LTC Benefit Pool" and "Maximum Monthly LTC Benefit Amount" sections, but will be floored at the amounts during claim.

Impact on Your Policy

Automatic Transfer to Fixed Account. On the date a claim under this rider is approved, we will automatically transfer any Variable Account Value out of the Sub-Accounts and transfer into the Fixed Account. While this rider is in Active Claim Status, no transfers out of the Fixed Account into Sub-Accounts will be permitted. In addition, Net Premiums received during this period will be allocated to the Fixed Account.

LTC Benefit Payments. While Policy Value is greater than zero, LTC Benefit payments will reduce the Policy Value dollar for dollar and will be taken from the Fixed Account.

LTC Benefit Payments on Face Amount. While the Policy's Face Amount is greater than zero, benefit payments under this rider will reduce the Policy's Face Amount dollar for dollar. This may reduce the Policy's Face Amount below the minimum.

Monthly Deductions. When this rider is in Active Claim Status, Monthly Deductions required to maintain the Policy continue, however the LTC Rider Monthly Charge is waived.

Policy Changes, Loans, and Withdrawals. When the rider is in Active Claim Status, Policy Changes, Loans, and withdrawals are not permitted.

Interaction with Terminal Illness Accelerated Death Benefit Endorsement. Upon satisfying all the conditions in Eligibility for LTC Benefits and after we approve the long-term care claim, acceleration of the death benefit for terminal illness is not permitted under this endorsement.

Residual Death Benefit. If the LTC Benefit payments deplete the Face Amount that was effective on the date of your first LTC Benefit payment, a Residual Death Benefit will be determined. The Residual Death Benefit will be the lesser of:

•  5% of the Face Amount effective on the date immediately prior to your first LTC Benefit payment, or

•  $10,000.

The Residual Death Benefit will be reduced by an amount equal to 5% of any Policy Debt. Repayment of Policy Debt will increase the Residual Death Benefit by an amount equal to 5% of the repayment.

Protection Against Unintended Lapse

To protect against unintended lapse, you may designate at least one person, other than the Owner, to receive notices about potential lapse or Policy termination due to nonpayment of Planned Premium. We will remind you at least every two years after the Policy Effective Date of your right to make this designation. You are not required to designate an additional person to receive notices. The designation does not constitute acceptance of any liability on the third-party for services provided to the Insured.

Termination

The rider will terminate on the earliest of:

•  Your written notice to terminate this rider. If you request to terminate this rider the Policy to which it is attached will also be terminated. We shall refund a pro rata share of any modal premium paid by the Insured for any period past the requested month of termination,

•  Policy termination,

•  Failure to pay sufficient premium to maintain the rider,

•  Death of the Insured,

•  Your submission, after all of the conditions in Eligibility for Benefits are first satisfied, of a valid claim for any benefits provided by an accelerated death benefit for terminal illness or rider attached to the Policy,

•  The date that the Maximum LTC Benefit is exhausted, and

•  The date that a Partial Surrender or a Policy Loan is taken from the Policy while on Active Claim Status.

Reinstatement

If the Policy terminates and is subsequently reinstated, this rider may also be reinstated subject to the terms and conditions for reinstatement in the Policy. Upon reinstatement, this rider will only provide benefits for Qualified Long-Term Care Services incurred after the date of reinstatement.

We will reinstate the Policy and this rider without evidence of insurability, if we receive:

•  The Owner's written request within 5 months after the end of the Grace Period,

•  Due proof that is satisfactory to us that the Insured was Chronically Ill at the end of the Grace Period outlined in the Policy, and

•  Payment of overdue premium and/or charges for this rider.

Rider LTC Nonforfeiture Benefit

After the Policy and this rider have been In Force for three Policy Years, subject to the terms and conditions of this rider and the limitations and conditions outlined below, this provision will cover eligible claims for Qualified Long-Term Care Services up to the limit described below which begin at any time after this rider has lapsed or terminated for any reason. The Nonforfeiture Benefit under this provision will continue as paid-up long-term care coverage until the earlier of:

•  The death of the Insured, or

•  The date the LTC Nonforfeiture Benefit Limit has been reduced to zero.

The LTC Nonforfeiture Benefit Limit will be an amount equal to the greater of:

•  One month's Maximum Monthly LTC Benefit Amount as of the date this rider lapses or terminates, or

•  An amount equal to the sum of Monthly rider Charges paid for this rider.

The Maximum Monthly LTC Nonforfeiture Benefit will be an amount equal to the applicable Maximum Monthly LTC Benefit elected at initial claim or at time of the first claim under the Nonforfeiture Benefit if no prior claim has occurred, as of the date this rider Lapses or terminates, and will not change.

The LTC Nonforfeiture Benefit Limit and the Maximum Monthly LTC Nonforfeiture Benefit are not subject to Long-Term Care Inflation Protection Option increases.

No benefits are payable under this provision until benefits, if any, under the "Extension of LTC Benefits" section are no longer in effect. The sum of any benefits paid under the "Extension of LTC Benefits" section plus any benefits paid under this Rider LTC Nonforfeiture Benefit" section will not exceed the LTC Benefit Limit on the date this rider lapsed or terminated.

Long-Term Care Inflation Protection Option. If you selected optional inflation protection, you can purchase a 5% compound inflation protection increase on each Policy Anniversary, with no evidence of insurability. The right to purchase the inflation protection increase in effect on the date the Policy is issued is shown on the Schedule Page.

Every annual inflation protection increase purchased by you will be factored into the calculation of the following values: Base Maximum Monthly LTC Benefit Value, Base LTC Benefit Pool, Current Maximum Monthly LTC Benefit Value, Current LTC Benefit Pool, if any.

Starting with the first Policy Anniversary, and for as long as you continue to purchase each year's inflation protection increase, we will send you written notification regarding that year's right to purchase. You must return your request to purchase that year's inflation protection increase within the timeframe stated in the notification.

If you decline to purchase any annual inflation protection increase, you will no longer have the right to purchase an inflation protection increase on any future Policy Anniversary. The right to purchase inflation protection under this rider cannot be reinstated once terminated.

The right to purchase annual inflation protection increases will continue without regard to the Insured's Attained Age, claim status, claim history, or length of time the Insured has been covered under this rider, as long as the following conditions are satisfied:

•  You continue to purchase each year's inflation protection increase,

•  The LTC Benefit Limit is greater than zero, and

•  This rider remains in force.

On the Policy Anniversary on which you do not purchase that year's inflation protection increase, the following will occur:

•  Your right to purchase any future annual inflation protection increase will terminate, and

•  You will no longer be charged the optional Inflation Protection monthly LTC charge.

Even if your right to purchase this rider is terminated, any previously purchased increases will continue to be included in the calculation of benefits under this rider.

Terminal Illness Accelerated Death Benefit Endorsement. This endorsement is automatically issued with the Policy. The endorsement provides for an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and all of the terms and conditions of the endorsement are met. The accelerated death benefit is based on a portion of the current Face Amount and is subject to a maximum accelerated death benefit. The minimum acceleration permitted is $15,000. There is no cost or charge for the endorsement. However, a lien equal to the accelerated death benefit payment is established against the Policy and accumulates interest. If a claim is filed under this endorsement, the LTC Rider will terminate and when the benefits under the LTC Rider are being utilized (claim is filed under the LTC Rider) no claims under the Terminal Illness Accelerated Death Benefit are allowed.

The primary impact of the lien and any accumulated interest is a reduction in the amount of the Death Benefit by the amount of the lien plus accumulated interest. The lien also reduces the amount available for loans and withdrawals. Consult your sales representative and review the endorsement for limitations, terms and conditions.

The maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is equal to:

•  the lesser of 60% of the current face amount of the Policy or $1,000,000; minus

•  any outstanding lien amount against the Policy resulting from any other accelerated death benefit rider or endorsement attached to the Policy.

Example: Assume a 45 year old male non-smoker purchases a policy with a $200,000 Face Amount. The Terminal Illness Death Benefit Endorsement is automatically added. If at age 75 the insured is diagnosed with a terminal illness (by the definition in the rider) and the rider is in force, then the insured can access up to $120,000 of the death benefit.

Lapse Protection Endorsement. The rider guarantees that your Policy will not Lapse during the Maximum Lapse Protection Period set forth in your Policy Schedule, as long as the Accumulated Net Payments Received, less any Policy Debt, is greater than or equal to the Accumulated Minimum Monthly Requirement and the Policy Debt does not exceed the Cash Value.

For the Maximum Lapse Protection Period, the Policy Value at the end of this period may not be sufficient to keep the Policy in force unless additional premiums are made. However, if the Policy Value is sufficient to pay Monthly Deductions, the Policy will not lapse, even after the end of this period. In addition, during this period any change to the benefits provided by the Policy may result in a change to the Minimum Monthly Requirement. If this occurs, the new Minimum Monthly Requirement, and associated values described in this endorsement, will be provided to you on a supplemental Policy Schedule, along with any applicable effective date.

The Accumulated Minimum Monthly Requirement each month is equal to the Minimum Monthly Requirement for a given month plus the Accumulated Minimum Monthly Requirement as of the prior month ($0 for the first month of the first Policy Year) multiplied by one plus the Threshold Accumulation Factor shown in the Policy Schedule.

The Accumulated Net Payments Received (calculated as of the last day of the month) for each month is equal to:

•  the Accumulated Net Payments Received for the prior month ($0 for the first month of the first Policy Year), plus

•  the sum of all the Lapse Protection Net Premium received since the beginning of the month, Plus

•  the Lapse Protection Interest for the month, less

•  the reduction in Policy Value for any Withdrawal taken and any applicable Surrender Charges assessed since the beginning of the month.

The Lapse Protection Net Premium is the amount after deducting the Lapse Protection Premium Expense Charge for that Policy Year, as shown on the Policy Schedule, for each premium payment.

The Lapse Protection Interest is calculated as:

•  the lesser of the Accumulated Fund Threshold and the sum of the Accumulated Net Payments Received for the prior month ($0 for the first month of the first Policy Year) PLUS the sum of all the Lapse Protection Net Premium received since the beginning of the month, MULTIPLIED by the Threshold Accumulation Factor, shown in the Policy Schedule, plus

•  the amount of the Accumulated Net Payments Received for the prior month ($0 for the first month of the first Policy Year PLUS the sum of all the Lapse Protection Net Premium received since the beginning of the month, in excess of the Accumulated Fund Threshold, if any, MULTIPLIED by the Excess Accumulation Factor, shown on the Policy Schedule.

The Accumulated Fund Threshold for the first month of a Policy Year is equal to:

•  the Accumulated Fund Threshold for the prior month ($0 for the first month of the first Policy Year) multiplied by 1 plus the Threshold Accumulation Factor, PLUS

•  the Annual Threshold Premium, as shown on the Policy Schedule, for that Policy Year.

For all other months, the Accumulated Fund Threshold is equal to the Accumulated Fund Threshold for the prior month multiplied buy 1 plus the Threshold Accumulation Factor.

Any adjustments made due to a decrease in Face Amount, including payments made due to benefits provided by any rider attached to the Policy, may reduce the Accumulated Net Payments Received, Accumulated Minimum Monthly Requirements, and Accumulated Fund Threshold.

If the Policy is maintained under this endorsement, Monthly Deductions will continue.

This endorsement terminates when the Policy terminates. If the Policy is reinstated according to the applicable Policy provisions, this endorsement will also be reinstated.

Example: Assume a 45 year old male preferred non-smoker purchases a Policy with a $250,000 Face Amount. The Policy Schedule indicates a Lapse Protection Premium Expense Charge of 1.00%, the initial Minimum Monthly Requirement is $161.88, the Threshold Accumulation Factor is 0.446150%, the Excess Accumulation Factor is 0.105844%, and an initial Threshold Premium of $5,980.25. The owner makes an initial premium payment of $200, which is an Lapse Protection Net Premium Received of $198 ($200 less 1.00%, the Lapse Protection Premium Expense Charge).

In the first Policy month, the Accumulated Fund Threshold ($5,980.25) is equal to the initial Threshold Premium. The Accumulated Minimum Monthly Requirement is $162.60 which is $161.88 (the initial Minimum Monthly Requirement) multiplied by 1.00446150 (one plus the Threshold Accumulation Factor). The Accumulated Net Payments Received ($198.00) is less than the Accumulated Fund Threshold ($5,980.25), so the Threshold Accumulation Factor is applied to the entire Accumulated Net Payments Received value. The Accumulated Net Payments Received in the first Policy month, after accumulation, is $198.88 ($198.00 multiplied by 1.00446150). Because the Accumulated Net Payments Received of $198.88 equals or exceeds the Accumulated Minimum Monthly Requirement $162.60, the conditions have been met for the first month for the rider to remain in effect guaranteeing the Policy remains in force.

Assume on each of the 23 subsequent monthly anniversaries, the owner has made premium payments of the same amount and taken no partial surrenders or Policy Loans. The total premiums paid for the Policy equals $4,800.00. The Accumulated Net Payments Received at the end of Policy month 24 is $5,026.30 and the Accumulated Minimum Monthly Requirement is $4,109.26. Because the Accumulated Net Payments Received equals or exceeds the Accumulated Minimum Monthly Requirement, the conditions have been met on this monthly anniversary day. Since the rider remains in effect, the Policy is guaranteed to remain in force. If the Cash Value of the Policy is reduced to zero at this time and the insured dies, the death benefit will still be the Face Amount of $250,000.

Assume that starting with the 24th monthly anniversary, the owner misses the next six anticipated monthly premium payments. At the end of Policy month 30, the Accumulated Net Payments Received has accumulated to $5,162.36 while the Accumulated Minimum Monthly Requirement has accumulated to $5,207.02. Also assume that the Cash Value of the Policy is zero. Because the Accumulated Net Payments Received is less than the Accumulated Minimum Monthly Requirement, the owner must pay additional premiums within the 60-day grace period to keep the rider in effect and the Policy in force. Under these circumstances, if the insured dies outside of the 60-day grace period without having made the necessary additional premium payments, the death benefit will be $0.

Dollar-Cost Averaging

If you elect at the time of application or at any time thereafter by Written Notice in Good Order to Protective Life at the Home Office, you may systematically and automatically transfer, on a monthly or quarterly basis, specified dollar amounts from a Sub-Account ("Source Sub-Account") or the Fixed Account to one or more other specified Sub-Accounts, subject to the following restriction: no transfers may be made into the Fixed Account. This is known as the dollar-cost averaging method of investment. By transferring on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations in Sub-Account unit values. Protective Life, however, makes no guarantee that the dollar-cost averaging method will result in a profit or protect against loss.

Automatic transfers for dollar-cost averaging are subject to all transfer restrictions other than the maximum transfer amount from the Fixed Account restriction and limits on frequent transfer activity. You may elect dollar cost averaging for periods of at least 6 months but no longer than 48 months. Dollar-cost averaging transfers may commence on any day of the month that you request except the 29th, 30th, or 31st. If no day is selected, transfers will occur on the Monthly Anniversary Day. We have the right to restrict these transfers until 6 days after the end of the Cancellation Period.

Once elected, Protective Life will continue to process dollar-cost averaging transfers until the earlier of the following: (1) the number of designated transfers has been completed, (2) the Policy Value in the appropriate Source Sub-Account or the Fixed Account is depleted, (3) the Owner, by Written Notice received by Protective Life at the Home Office, instructs Protective Life to cease the automatic transfers, (4) a grace period begins under the Policy, or (5) the maximum amount of Policy Value has been transferred under a dollar-cost averaging election.

Automatic transfers made to facilitate dollar-cost averaging will not count toward the 12 transfers permitted each Policy Year if Protective Life elects to limit the number of transfers or impose the transfer fee. Protective Life reserves the right to discontinue offering automatic dollar-cost averaging transfers upon 30 days written notice.

Portfolio Rebalancing

At the time of application or at any time thereafter by Written Notice in Good Order to Protective Life, you may instruct Protective Life to automatically transfer, on a quarterly, semi-annual or annual basis, your Variable Account Value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account Value among such Sub-Accounts ("Portfolio Rebalancing"). Such percentage allocations must be in whole numbers and must allocate amounts only among the Sub-Accounts. No amounts will be transferred to the Fixed Account as part of Portfolio Rebalancing. A minimum Variable Account Value of $100 is required for Portfolio Rebalancing. Unless you instruct otherwise when electing rebalancing, the percentage allocation of your Variable Account Value for Portfolio Rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing. Any allocation instructions, including Portfolio Rebalancing allocation instructions, that you give us that differ from your then current Net Premium allocation instructions will be deemed to be a request to change your Net Premium allocation. Portfolio Rebalancing may commence on any day of the month that you request except the 29th, 30th or 31st. If no day is selected, rebalancing will occur on each applicable Monthly Anniversary Day. We have the right to restrict Portfolio Rebalancing until six days after the end of the Cancellation Period.

Once elected, Portfolio Rebalancing begins on the first quarterly, semi-annual or annual anniversary following election. You may change or terminate Portfolio Rebalancing by Written Notice in Good Order received by Protective Life at the Home Office, or by telephone if you have previously authorized us to take telephone instructions. If Protective Life elects to limit the number of transfers or impose the transfer fee Portfolio Rebalancing transfers will not count as one of the 12 free transfers available during any Policy Year. Protective Life reserves the right to discontinue Portfolio Rebalancing upon 30 days written notice.

Note: You may elect Portfolio Rebalancing while at the same time you transfer from a Source Sub-Account specified dollar amounts to other specified Sub-Accounts under the Dollar-Cost Averaging program. If you select as your Source Sub-Account a Sub-Account rather than the Fixed Account, however, the Portfolio Rebalancing program may reallocate amounts transferred from the Source Sub-Account back to that Source Sub-Account based on your Portfolio Rebalancing allocation instructions, and thereby undermine to some degree your selection of the Source Sub-Account as a Sub-Account from which transfers under the Dollar-Cost Averaging program would be made. Conversely, transfers under the Dollar-Cost Averaging program may cause your allocation of Variable Account Value among the Sub-Accounts to differ from the percentage allocations you specify in your Portfolio Rebalancing allocation instructions. Accordingly, we recommend that you consult with your financial professional before electing Portfolio Rebalancing while at the same time engaging in Dollar-Cost Averaging.

TRANSFERS

On or after the later of thirty days after the Policy Effective Date or 6 days after the 30-day cancellation period, you may, upon receipt of Written Notice in Good Order to Protective Life at the Home Office transfer the Fixed Account Value or any Policy Value in a Sub-Account to other Sub-Accounts or the Fixed Account, subject to certain restrictions described below. Transfer requests (including telephone transfer requests — described below) received at the Home Office before 3:00 P.M. Central Time are processed as of the Valuation Day the request is received. Requests received in Good Order at or after 3:00 P.M. Central Time are processed as of the next Valuation Day. Protective Life may, however defer transfers under the same conditions that payment of Death Benefit Proceeds, withdrawals and surrenders may be delayed. See "Suspension or Delay of Payments." The minimum amount that may be transferred is the lesser of $100 or the entire amount in any Sub-Account or the Fixed Account from which the transfer is made. If, after the transfer, the amount remaining in a Sub-Account(s) or the Fixed Account would be less than $100, Protective Life reserves the right to transfer the entire amount instead of the requested amount. Protective Life reserves the right to restrict the maximum amount which may be transferred from the Fixed Account in any Policy Year. The maximum is currently the greater of $2,500 or 25% of the Fixed Account Value. Due to this limitation, if you want to transfer all of your Policy Value from the Fixed Account to the Variable Account, it may take several years to do so. Protective Life reserves the right to limit transfers to 12 per Policy Year. For each additional transfer over 12 in any Policy Year, Protective Life reserves the right to charge a transfer fee. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. The transfer fee, if any, is deducted from the amount being transferred. Protective Life reserves the right to terminate, suspend or modify transfer privileges at any time.

Limitations on frequent transfers, including "market timing" transfers. Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries or Owners of other variable life insurance policies we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

•  Increased brokerage trading and transaction costs;

•  Disruption of planned investment strategies;

•  Forced and unplanned liquidation and portfolio turnover;

•  Lost opportunity costs; and

•  Large asset swings that decrease the Fund's ability to provide maximum investment return to all Policy Owners.

In order to try to protect our Policy Owners and the Funds from the potential adverse effects of frequent transfer activity, the Company has implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Policy Owners' beneficiaries and Policy Owners of other variable life policies we issue that invest in the Variable Account.

We monitor transfer activity in the Policies to identify frequent transfer activity in any Policy. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and Portfolio Rebalancing programs when monitoring for frequent transfer activity.

When we identify transfer activity exceeding our established parameters in a Policy or group of Policies that appear to be under common control, we suspend non-written methods of requesting transfers for that Policy or group of Policies. All transfer requests for the affected Policy or group of Policies must be made by Written Notice in Good Order to the Home Office. We notify the affected Policy Owner(s) in writing of these restrictions.

In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Policies should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Fund.

Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or transfers between impacted Funds. We will notify the Policy Owner(s) of any refusal or restriction on a purchase or transfer by a Fund relating to that Policy Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We also reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each of the Funds for more information about its ability to refuse or restrict purchases or tranfers between impacted Funds of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

We apply our Market Timing Procedures consistently to all Policy Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

Policy Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Policy Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

Reservation of Rights

Protective Life reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time, for any class of Policies, for any reason. In particular, we reserve the right not to honor transfer requests by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Policies. In the event Protective Life chooses to exercise these rights, we will notify the affected Owners in writing or through a supplement to this Prospectus.

Telephone Transfers

Transfers may be made upon instructions given by telephone, provided the appropriate election has been made on the application or written authorization is provided.

Protective Life will confirm all transfer instructions communicated by telephone. For telephone transfers we require a form of personal identification prior to acting on instructions received by telephone. We also make a tape-recording of the instructions given by telephone. If we follow these procedures we are not liable for any losses due to unauthorized or fraudulent instructions. Protective Life reserves the right to suspend telephone transfer privileges at any time for any class of Policies.

A number of telephonic or electronic services may be available or become available in the future. Telephone and online transfers, and transfers via facsimile, may not always be available. Telephone and computer systems, whether yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing to the Home Office.

SURRENDERS AND WITHDRAWALS

Surrender Privileges

At any time while the Policy is still in force and while the Insured is still living, you may surrender your Policy for its Surrender Value. Surrender Value is determined as of the end of the Valuation Period during which the Written Notice in Good Order requesting the surrender, the Policy and any other required documents are received by Protective Life at the Home Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. Protective Life will process any surrender request in Good Order received at the Home Office at or after the end of the Valuation Period on the next Valuation Day. A Surrender Charge may apply. The Surrender Value is paid in a lump sum unless the Owner requests payment under a settlement option. Payment is generally made within 7 calendar days. All coverage and optional benefits will end on the effective date of surrender of the Policy. No Death Benefits will be paid after the effective date of the Policy surrender. A Policy which terminates upon surrender cannot later be reinstated. Surrenders may have tax consequences. See "Tax Considerations.").

Withdrawal Privileges

At any time after the first Policy Year, an Owner, by Written Notice in Good Order received at the Home Office, may make a withdrawal of Surrender Value of not less than $500. Protective Life will withdraw the amount requested, plus a withdrawal charge and, if applicable, a Surrender Charge, from unloaned Policy Value as of the end of the Valuation Period during which the Written Notice in Good Order is received at the Home Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time.

Protective Life will process any withdrawal request in Good Order received at the Home Office at or after the end of the Valuation Period on the next Valuation Day.

The Owner may specify the amount of the withdrawal to be made from any Sub-Account or the Fixed Account. If the Owner does not so specify, or if the Sub-Account Value or Fixed Account Value is insufficient to carry out the request, the withdrawal from each Sub-Account and the Fixed Account is based on the proportion that such Sub-Account(s) Value and Fixed Account Value bears to the total unloaned Policy Value on the Valuation Day immediately prior to the Withdrawal. Payment is generally made within seven calendar days.

Protective Life will reduce the Face Amount by the amount withdrawn if total withdrawals in a Policy Year exceed $5,000. The Company reserves the right to increase or decrease the amount of total withdrawals that will not result in a reduction of the Face Amount, or terminate the ability to withdraw any amount that does not trigger a reduction in the Face Amount. Protective Life may reject a withdrawal request if the withdrawal would reduce the Face Amount below the minimum amount for which the Policy would be issued under Protective Life's then-current rules, or if the withdrawal would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by Protective Life. If the Face Amount at the time of the withdrawal includes increases from the Initial Face Amount and the withdrawal requires a decrease of Face Amount, the reduction is made first from the most recent increase, then from prior increases, if any, in reverse order of their being made and finally from the Initial Face Amount. Withdrawals may have tax consequences. See "Tax Considerations."

Item 18. Portfolio Companies (N-6) [Text Block]

APPENDIX:
FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund's past performance is not necessarily an indication of future performance.

Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2025)
Type	Sub-Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 1 - Capital Research and Management Company	0.29%	16.16%	9.24%	10.05%
International Equity	American Funds Insurance Series® Global Growth Fund - Class 1 - Capital Research and Management Company(1)	0.40%	21.98%	8.51%	12.46%
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 1 - Capital Research and Management Company	0.33%	20.54%	13.66%	18.26%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 1 - Capital Research and Management Company	0.28%	18.37%	14.19%	14.20%
International Equity	American Funds Insurance Series® New World Fund® - Class 1 - Capital Research and Management Company(1)	0.57%	28.60%	5.59%	9.53%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I - Franklin Templeton Fund Adviser, LLC	0.81%	9.23%	-0.17%	9.38%
International Equity	Dimensional VA International Small Portfolio - Institutional Class	0.39%	36.99%	8.89%	8.68%
International Equity	Dimensional VA International Value Portfolio - Institutional Class	0.27%	45.64%	15.85%	10.46%
U.S. Equity	Dimensional VA U.S. Large Value Portfolio - Institutional Class	0.21%	15.83%	11.97%	10.51%
Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2025)
Type	Sub-Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Taxable Bond	Dimensional VIT Inflation-Protected Securities Portfolio - Institutional Class	0.11%	7.55%	1.05%	3.12%
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Initial Class - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd	0.56%	22.02%	11.31%	19.94%
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Initial Class - Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd	0.37%	7.22%	0.06%	2.71%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Initial Class - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd	0.55%	11.75%	10.10%	10.59%
U.S. Equity	Franklin Growth and Income VIP Fund - Class 1(1)	0.59%	16.98%	12.16%	11.39%
Allocation	Franklin Income VIP Fund - Class 1	0.47%	12.87%	7.92%	7.57%
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Institutional Class(1)	0.42%	7.46%	-0.57%	2.11%
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class(1)	0.81%	9.39%	10.05%	10.02%
U.S. Equity	Invesco® V.I. Diversified Dividend Fund - Series I	0.68%	15.74%	10.81%	9.20%
International Equity	Invesco® V.I. Global Fund - Series I	0.81%	15.32%	7.28%	11.00%
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.67%	3.64%	2.80%	1.76%
Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2025)
Type	Sub-Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.98%	8.33%	2.10%	4.72%
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC(1)	0.99%	15.98%	12.34%	13.06%
Taxable Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class - Pacific Investment Management Company LLC	0.94%	4.10%	1.18%	3.04%
Taxable Bond	PIMCO VIT Short-Term Portfolio - Institutional Class - Pacific Investment Management Company LLC	0.50%	4.83%	3.40%	2.91%
Taxable Bond	PIMCO VIT Total Return Portfolio - Institutional Class - Pacific Investment Management Company LLC	0.58%	9.05%	0.16%	2.51%
U.S. Equity	Putnam VT Sustainable Leaders Fund - Class IA - Franklin Advisers, Inc.; Franklin Templeton Investments Management Limited	0.63%	10.99%	10.62%	14.98%
U.S. Equity	Royce Capital Small-Cap Portfolio - Investment Class	1.18%	8.93%	10.66%	7.88%
International Equity	Templeton Emerging Markets VIP Fund - Class 1 (formerly, Templeton Developing Markets VIP Fund)	1.12%	46.64%	5.73%	10.68%
Allocation	TOPS® Aggressive ETF Portfolio - Class 1 - Valmark Advisers, Inc. - Milliman Financial Risk Management, LLC (formerly, TOPS® Aggressive Growth ETF Portfolio)	0.29%	19.17%	9.69%	10.71%
Allocation	TOPS® Conservative ETF Portfolio - Class 1 - Valmark Advisers, Inc. - Milliman Financial Risk Management LLC	0.31%	10.39%	4.61%	5.25%
Allocation	TOPS® Moderate ETF Portfolio - Class 1 - Valmark Advisers, Inc. - Milliman Financial Risk Management LLC (formerly, TOPS® Moderate Growth ETF Portfolio)	0.29%	15.50%	7.20%	8.26%
Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2025)
Type	Sub-Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Allocation	TOPS® Moderately Aggressive ETF Portfolio - Class 1 - Valmark Advisers, Inc. - Milliman Financial Risk Management LLC (formerly, TOPS® Growth ETF Portfolio)	0.29%	18.31%	8.85%	9.80%
U.S. Equity	Vanguard Variable Insurance Funds - Equity Income Portfolio - Wellington Management Company, LLP and Vanguard Portfolio Management, LLC	0.29%	16.79%	12.59%	11.51%
International Equity	Vanguard Variable Insurance Funds - International Portfolio - Baillie Gifford Overseas Limited and Schroder Investment Management North America Inc.	0.32%	19.96%	0.62%	10.48%
U.S. Equity	Vanguard Variable Insurance Funds - PRIMECAP Portfolio (Note: Prior to May 12, 2026, this fund was named Vanguard Variable Insurance Funds - Capital Growth Portfolio)	0.34%	28.97%	13.97%	14.96%
Sector Equity	Vanguard Variable Insurance Funds - Real Estate Index Portfolio	0.26%	3.11%	4.50%	5.08%
Taxable Bond	Vanguard® Variable Insurance Funds - Short-Term Investment-Grade Portfolio	0.14%	6.85%	2.23%	2.80%

(1)  These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund's past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2025)
Type	Sub-Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 1 - Capital Research and Management Company	0.29%	16.16%	9.24%	10.05%
International Equity	American Funds Insurance Series® Global Growth Fund - Class 1 - Capital Research and Management Company(1)	0.40%	21.98%	8.51%	12.46%
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 1 - Capital Research and Management Company	0.33%	20.54%	13.66%	18.26%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 1 - Capital Research and Management Company	0.28%	18.37%	14.19%	14.20%
International Equity	American Funds Insurance Series® New World Fund® - Class 1 - Capital Research and Management Company(1)	0.57%	28.60%	5.59%	9.53%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I - Franklin Templeton Fund Adviser, LLC	0.81%	9.23%	-0.17%	9.38%
International Equity	Dimensional VA International Small Portfolio - Institutional Class	0.39%	36.99%	8.89%	8.68%
International Equity	Dimensional VA International Value Portfolio - Institutional Class	0.27%	45.64%	15.85%	10.46%
U.S. Equity	Dimensional VA U.S. Large Value Portfolio - Institutional Class	0.21%	15.83%	11.97%	10.51%
Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2025)
Type	Sub-Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Taxable Bond	Dimensional VIT Inflation-Protected Securities Portfolio - Institutional Class	0.11%	7.55%	1.05%	3.12%
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Initial Class - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd	0.56%	22.02%	11.31%	19.94%
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Initial Class - Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd	0.37%	7.22%	0.06%	2.71%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Initial Class - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd	0.55%	11.75%	10.10%	10.59%
U.S. Equity	Franklin Growth and Income VIP Fund - Class 1(1)	0.59%	16.98%	12.16%	11.39%
Allocation	Franklin Income VIP Fund - Class 1	0.47%	12.87%	7.92%	7.57%
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Institutional Class(1)	0.42%	7.46%	-0.57%	2.11%
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class(1)	0.81%	9.39%	10.05%	10.02%
U.S. Equity	Invesco® V.I. Diversified Dividend Fund - Series I	0.68%	15.74%	10.81%	9.20%
International Equity	Invesco® V.I. Global Fund - Series I	0.81%	15.32%	7.28%	11.00%
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.67%	3.64%	2.80%	1.76%
Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2025)
Type	Sub-Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.98%	8.33%	2.10%	4.72%
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC(1)	0.99%	15.98%	12.34%	13.06%
Taxable Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class - Pacific Investment Management Company LLC	0.94%	4.10%	1.18%	3.04%
Taxable Bond	PIMCO VIT Short-Term Portfolio - Institutional Class - Pacific Investment Management Company LLC	0.50%	4.83%	3.40%	2.91%
Taxable Bond	PIMCO VIT Total Return Portfolio - Institutional Class - Pacific Investment Management Company LLC	0.58%	9.05%	0.16%	2.51%
U.S. Equity	Putnam VT Sustainable Leaders Fund - Class IA - Franklin Advisers, Inc.; Franklin Templeton Investments Management Limited	0.63%	10.99%	10.62%	14.98%
U.S. Equity	Royce Capital Small-Cap Portfolio - Investment Class	1.18%	8.93%	10.66%	7.88%
International Equity	Templeton Emerging Markets VIP Fund - Class 1 (formerly, Templeton Developing Markets VIP Fund)	1.12%	46.64%	5.73%	10.68%
Allocation	TOPS® Aggressive ETF Portfolio - Class 1 - Valmark Advisers, Inc. - Milliman Financial Risk Management, LLC (formerly, TOPS® Aggressive Growth ETF Portfolio)	0.29%	19.17%	9.69%	10.71%
Allocation	TOPS® Conservative ETF Portfolio - Class 1 - Valmark Advisers, Inc. - Milliman Financial Risk Management LLC	0.31%	10.39%	4.61%	5.25%
Allocation	TOPS® Moderate ETF Portfolio - Class 1 - Valmark Advisers, Inc. - Milliman Financial Risk Management LLC (formerly, TOPS® Moderate Growth ETF Portfolio)	0.29%	15.50%	7.20%	8.26%
Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2025)
Type	Sub-Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Allocation	TOPS® Moderately Aggressive ETF Portfolio - Class 1 - Valmark Advisers, Inc. - Milliman Financial Risk Management LLC (formerly, TOPS® Growth ETF Portfolio)	0.29%	18.31%	8.85%	9.80%
U.S. Equity	Vanguard Variable Insurance Funds - Equity Income Portfolio - Wellington Management Company, LLP and Vanguard Portfolio Management, LLC	0.29%	16.79%	12.59%	11.51%
International Equity	Vanguard Variable Insurance Funds - International Portfolio - Baillie Gifford Overseas Limited and Schroder Investment Management North America Inc.	0.32%	19.96%	0.62%	10.48%
U.S. Equity	Vanguard Variable Insurance Funds - PRIMECAP Portfolio (Note: Prior to May 12, 2026, this fund was named Vanguard Variable Insurance Funds - Capital Growth Portfolio)	0.34%	28.97%	13.97%	14.96%
Sector Equity	Vanguard Variable Insurance Funds - Real Estate Index Portfolio	0.26%	3.11%	4.50%	5.08%
Taxable Bond	Vanguard® Variable Insurance Funds - Short-Term Investment-Grade Portfolio	0.14%	6.85%	2.23%	2.80%

(1)  These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

Temporary Fee Reductions, Current Expenses [Text Block]	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.
Business Disruption and Cyber Security Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Business Disruption and Cyber Security Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable product policy business activities. Because our variable product policy business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Policy Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, systems failures and cyber-attacks may interfere with our processing of Policy transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Policy Value or the Funds' ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to litigation, regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Policy-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Policy Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Policy due to a natural disaster or catastrophe.

Fund Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Fund Risks A comprehensive discussion of the risks of each Fund may be found in each Fund's prospectus. Please refer to the Funds' prospectuses for more information.
Investment Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Investment Risk

If you invest your Policy Value in one or more Sub-Accounts, then you will be subject to the risk that investment performance may be unfavorable causing the Policy Value to decrease and the Monthly Deduction to increase (which, in turn, further decreases future Policy Value). This is because poor investment performance diminishes Policy Value thereby increasing the Net Amount at Risk under the Policy and, correspondingly, increasing the cost of insurance which is part of the Monthly Deduction. You could lose everything you invest. If you allocate Policy Value to the

Fixed Account, then we credit your Policy Value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 1%. See "The Variable Account and The Funds."

Loan Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Loan Risks

A policy loan, whether or not repaid, has a permanent effect on the Policy Value, and potentially the Death Benefit, because the investment results of the Sub-Accounts and current interest rates credited on the Fixed Account Value do not apply to Policy Value in the Loan Account. Since interest credited on the Loan Account is transferred to the Sub-Accounts, even if the interest rate charged on the Policy Debt is equal to the rate credited on Policy Value in the Loan Account, unpaid interest will be added to the outstanding loan and will increase the loan balance. The larger the loan and the longer the loan is outstanding, the greater will be the effect on Policy Value held as collateral in the Loan Account.

Your Policy may Lapse if your outstanding loan amounts reduce the Surrender Value to zero. If a Policy lapses with loans outstanding, some or all of the loan amounts may be subject to income tax. See "Policy Loans" and "Tax Considerations — Tax Treatment of Loans." Policy loans also may increase the potential for Lapse if the investment results of the Sub-Accounts to which Surrender Value is allocated is unfavorable.

If the Insured dies while a loan is outstanding, the loan balance, which includes any unpaid interest, will be deducted from the Death Benefit.

If a Policy Loan is taken from the Policy while the Long-Term Care Rider is on Active Claim Status, the Long-Term Care Rider will terminate.

Specialized Uses of the Policy [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Specialized Uses of the Policy

Because your Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient premiums are not paid, the Policy may Lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. In addition, using a Policy for a specialized purpose may have tax consequences. See "Tax Considerations — Other Considerations."

Tax Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Tax Risks

Although the federal income tax requirements applicable to the Policy are complex and there is limited guidance regarding these requirements, we anticipate that the Policy will be treated as a life insurance contract for federal income tax purposes. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you generally should not be considered to be in receipt of any portion of your Policy's Cash Value until there is an actual distribution from the Policy. Moreover, Death Benefits payable under the Policy should be excludable from the gross income of the Beneficiary. Although the Beneficiary generally should not have to pay federal income tax on the Death Benefit, other taxes, such as estate taxes, may apply.

Your Policy may become a modified endowment contract as a result of: (1) the payment of excess premiums or unnecessary premiums, (2) a material change in the Policy, or (3) a reduction in your Death Benefit. If your Policy becomes a modified endowment contract, transactions such as withdrawals and loans will be treated first as a distribution of the earnings in the Policy and will be taxable as ordinary income in the year received. In addition, if the Policy Owner is under age 59 1/2 at the time of a surrender, withdrawal or loan, the amount that is included in income is generally subject to a 10% additional tax.

If the Policy is not a modified endowment contract, distributions generally are treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans are generally not treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% additional tax.

See "Tax Considerations." You should consult a qualified tax adviser for assistance in all Policy related tax matters.

Withdrawal and Surrender Risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]

Withdrawal and Surrender Risks. The Surrender Charge under the Policy applies during the first 14 Policy Years. The Surrender Value of the Policy is generally the Policy Value less the Surrender Charge and Policy Debt and any liens (including accrued interest). It is possible that your Policy will have no Surrender Value during the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

Even if you do not ask to surrender your Policy, Surrender Charges may play a role in determining whether your Policy will Lapse (terminate without value), because Surrender Charges decrease the Surrender Value.

Withdrawals are not permitted during the first Policy Year. After the first Policy Year, withdrawals are permitted, subject to certain limitations, for a fee. Withdrawals may reduce the Face Amount of the Policy.

A surrender or withdrawal may have tax consequences. See "Tax Considerations."

Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Risk of Loss You can lose money by investing in this Policy, including loss of principal.
	For additional information about the risk of loss, see "PRINCIPAL RISKS OF INVESTING IN THE POLICY" in the Prospectus.
Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Not a Short-Term Investment The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide benefits on a long-term basis. Although you are permitted to take withdrawals or surrender the Policy, surrender charges and federal and state income taxes may apply. Consequently, you should not use the Policy as a short-term investment or savings vehicle. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.
	For additional information about the investment profile of the Policy, see "PRINCIPAL RISKS OF INVESTING IN THE POLICY," "CHARGES AND DEDUCTIONS," "USE OF THE POLICY" and "TAX CONSIDERATIONS — Taxation of Insurance Polices" in the Prospectus.
Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Funds, available under the Policy. Each investment option (including the Fixed Account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.
For additional information about the risks associated with Investment Options, see "PRINCIPAL RISKS OF INVESTING IN THE POLICY," "THE COMPANY AND THE FIXED ACCOUNT," "THE VARIABLE ACCOUNT AND THE FUNDS" and "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" in the Prospectus.

Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
Insurance Company Risks	An investment in the Policy is subject to the risks related to Protective Life, including that any obligations (including under the Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling toll-free 1-800-265-1545.
For additional information about Company risks, see "PRINCIPAL RISKS OF INVESTING IN THE POLICY" and "THE COMPANY AND THE FIXED ACCOUNT" in the Prospectus.

Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
Policy Lapse	Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges. Your Policy may also Lapse due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans, or loan interest. There is a cost associated with reinstating a Lapsed Policy. Death Benefits will not be paid if the Policy has Lapsed.
For additional information about Policy Lapse, see "PRINCIPAL RISKS OF INVESTING IN THE POLICY," "PREMIUMS," "LOANS," and "LAPSE AND REINSTATEMENT" in the Prospectus.

Principal Risk [Text Block]

Risk of Lapse

There is a risk that your Policy will Lapse and no death benefit will be paid. Unless the lapse protection period is in effect, if your Policy Value minus the Surrender Charge, Policy Debt and any liens on a Monthly Anniversary Day is less than the amount of the Monthly Deduction due on that date, the Policy will be in default and a grace period will begin. On and after the Policy Anniversary when the Insured is age 121, the Policy will not enter the grace period or Lapse regardless of your Surrender Value. We will send you notice of the premium required to prevent Lapse. You have a 61-day grace period to make a payment of Net Premium at least sufficient to cover the current and past-due Monthly Deductions or the Policy will Lapse. You may reinstate a Lapsed Policy, subject to certain conditions. Payment of the Minimum Monthly Premium required under the Lapse Protection Endorsement will not guarantee that the Policy will remain in force after the termination of the lapse protection period. See "Lapse and Reinstatement — Lapse" and "Lapse Protection."

American Funds Insurance Series® Asset Allocation Fund - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.16%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.05%
American Funds Insurance Series® Global Growth Fund - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Growth Fund - Class 1	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[7]
Current Expenses [Percent]	0.40%	[7]
Average Annual Total Returns, 1 Year [Percent]	21.98%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.51%	[7]
Average Annual Total Returns, 10 Years [Percent]	12.46%	[7]
American Funds Insurance Series® Growth Fund - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	20.54%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	18.26%
American Funds Insurance Series® Growth-Income Fund - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	14.20%
American Funds Insurance Series® New World Fund® - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® - Class 1	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[7]
Current Expenses [Percent]	0.57%	[7]
Average Annual Total Returns, 1 Year [Percent]	28.60%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.59%	[7]
Average Annual Total Returns, 10 Years [Percent]	9.53%	[7]
ClearBridge Variable Small Cap Growth Portfolio - Class I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Dimensional VA International Small Portfolio - Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio - Institutional Class
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	36.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Dimensional VA International Value Portfolio - Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio - Institutional Class
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	45.64%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Dimensional VA U.S. Large Value Portfolio - Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio - Institutional Class
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Dimensional VIT Inflation-Protected Securities Portfolio - Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VIT Inflation-Protected Securities Portfolio - Institutional Class
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Fidelity® VIP Growth Opportunities Portfolio - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (UK) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	22.02%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	19.94%
Fidelity® VIP Index 500 Portfolio - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	14.70%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (UK) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Fidelity® VIP Mid Cap Portfolio - Initial Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (UK) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Franklin Growth and Income VIP Fund - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Growth and Income VIP Fund - Class 1	[7]
Current Expenses [Percent]	0.59%	[7]
Average Annual Total Returns, 1 Year [Percent]	16.98%	[7]
Average Annual Total Returns, 5 Years [Percent]	12.16%	[7]
Average Annual Total Returns, 10 Years [Percent]	11.39%	[7]
Franklin Income VIP Fund - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 1
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	7.92%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Goldman Sachs VIT Core Fixed Income Fund - Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Core Fixed Income Fund - Institutional Class	[7]
Current Expenses [Percent]	0.42%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.46%	[7]
Average Annual Total Returns, 5 Years [Percent]	(0.57%)	[7]
Average Annual Total Returns, 10 Years [Percent]	2.11%	[7]
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	[7]
Current Expenses [Percent]	0.81%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.39%	[7]
Average Annual Total Returns, 5 Years [Percent]	10.05%	[7]
Average Annual Total Returns, 10 Years [Percent]	10.02%	[7]
Invesco® V.I. Diversified Dividend Fund - Series I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Diversified Dividend Fund - Series I
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Invesco® V.I. Global Fund - Series I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. Global Fund - Series I
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Invesco® V.I. U.S. Government Money Portfolio - Series I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco® V.I. U.S. Government Money Portfolio - Series I
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.64%
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	1.76%
Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC	[7]
Current Expenses [Percent]	0.99%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.98%	[7]
Average Annual Total Returns, 5 Years [Percent]	12.34%	[7]
Average Annual Total Returns, 10 Years [Percent]	13.06%	[7]
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	3.04%
PIMCO VIT Short-Term Portfolio - Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	4.83%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	2.91%
PIMCO VIT Total Return Portfolio - Institutional Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Putnam VT Sustainable Leaders Fund - Class IA [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IA
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investments Management Limited
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	14.98%
Royce Capital Small-Cap Portfolio - Investment Class [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Royce Capital Small-Cap Portfolio - Investment Class
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	7.88%
TOPS® Aggressive ETF Portfolio - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Aggressive ETF Portfolio - Class 1
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC (formerly, TOPS® Aggressive Growth ETF Portfolio)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	19.17%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	10.71%
TOPS® Conservative ETF Portfolio - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Conservative ETF Portfolio - Class 1
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	10.39%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	5.25%
TOPS® Moderate ETF Portfolio - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Moderate ETF Portfolio - Class 1
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC (formerly, TOPS® Moderate Growth ETF Portfolio)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	15.50%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	8.26%
TOPS® Moderately Aggressive ETF Portfolio - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Moderately Aggressive ETF Portfolio - Class 1
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC (formerly, TOPS® Growth ETF Portfolio)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	18.31%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Templeton Emerging Markets VIP Fund - Class 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund - Class 1 (formerly, Templeton Developing Markets VIP Fund)
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	46.64%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	10.68%
Vanguard Variable Insurance Funds - Equity Income Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds - Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Portfolio Management, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.79%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Vanguard Variable Insurance Funds - International Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds - International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Limited and Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	19.96%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Vanguard Variable Insurance Funds - PRIMECAP Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds - PRIMECAP Portfolio (Note: Prior to May 12, 2026, this fund was named Vanguard Variable Insurance Funds - Capital Growth Portfolio)
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	28.97%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	14.96%
Vanguard Variable Insurance Funds - Real Estate Index Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds - Real Estate Index Portfolio
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Vanguard® Variable Insurance Funds - Short-Term Investment-Grade Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard® Variable Insurance Funds - Short-Term Investment-Grade Portfolio
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.80%
Administrative Charge for Face Amount Increases [Member]
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Administrative Charge For Face Amount Increases:	[8]
Administrative Expenses, When Deducted [Text Block]	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	[8]
Administrative Expenses, Representative Investor [Text Block]

Charge for a 49 year old male in the standard unismoke rate class

On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days

$3.45 per $1,000 of any increase in Face Amount

$3.45 per $1,000 of any increase in Face Amount

		[8]
Administrative Expense, Maximum [Dollars]	$ 4.95	[8]
Administrative Expense, Current [Dollars]	4.95	[8]
Administrative Expense, Minimum [Dollars]	1.95	[8]
Administrative Charge Initial Face Amount After The First2 Policy Years [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Current [Dollars]	1.46	[9]
Administrative Expense, Minimum [Dollars]	0.16	[9]
Administrative Charge Initial Face Amount During The First2 Policy Years [Member]
Item 2. Key Information [Line Items]
Administrative Expense, Current [Dollars]	2.72	[9]
Administrative Expense, Minimum [Dollars]	$ 0.29	[9]
Administrative Charge [Member]
Item 2. Key Information [Line Items]
Insurance Cost, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day	[9]
Administrative Expenses, Description [Text Block]	Administrative Charge:	[9]
Administrative Expenses, Representative Investor [Text Block]

Charge for a 49 year old male in the standard unismoke rate class with a Face Amount of $100,000.

On the Policy Effective Date and each Monthly Anniversary Day

$1.11 per $1,000 of Initial Face Amount

$0.82 per $1,000 of Initial Face Amount during the first 2 Policy Years and $0.44 per $1,000 of Initial Face Amount thereafter

		[9]
Administrative Expense, Maximum [Dollars]	$ 3.89	[9]
Administrative Expense, Minimum [Dollars]	$ 0.36	[9]
Dollar-Cost Averaging [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar-Cost Averaging
Purpose of Benefit [Text Block]	Allows for the systematic transfer of specified dollar amounts from a Sub-Account or the Fixed Account to one or more other specified Sub-Accounts.
Brief Restrictions / Limitations [Text Block]	• No transfers may be made into the Fixed Account. • Dollar-cost averaging may be elected for periods of at least 6 months and no longer than 48 months.
Name of Benefit [Text Block]	Dollar-Cost Averaging
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Dollar-Cost Averaging

If you elect at the time of application or at any time thereafter by Written Notice in Good Order to Protective Life at the Home Office, you may systematically and automatically transfer, on a monthly or quarterly basis, specified dollar amounts from a Sub-Account ("Source Sub-Account") or the Fixed Account to one or more other specified Sub-Accounts, subject to the following restriction: no transfers may be made into the Fixed Account. This is known as the dollar-cost averaging method of investment. By transferring on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations in Sub-Account unit values. Protective Life, however, makes no guarantee that the dollar-cost averaging method will result in a profit or protect against loss.

Automatic transfers for dollar-cost averaging are subject to all transfer restrictions other than the maximum transfer amount from the Fixed Account restriction and limits on frequent transfer activity. You may elect dollar cost averaging for periods of at least 6 months but no longer than 48 months. Dollar-cost averaging transfers may commence on any day of the month that you request except the 29th, 30th, or 31st. If no day is selected, transfers will occur on the Monthly Anniversary Day. We have the right to restrict these transfers until 6 days after the end of the Cancellation Period.

Once elected, Protective Life will continue to process dollar-cost averaging transfers until the earlier of the following: (1) the number of designated transfers has been completed, (2) the Policy Value in the appropriate Source Sub-Account or the Fixed Account is depleted, (3) the Owner, by Written Notice received by Protective Life at the Home Office, instructs Protective Life to cease the automatic transfers, (4) a grace period begins under the Policy, or (5) the maximum amount of Policy Value has been transferred under a dollar-cost averaging election.

Automatic transfers made to facilitate dollar-cost averaging will not count toward the 12 transfers permitted each Policy Year if Protective Life elects to limit the number of transfers or impose the transfer fee. Protective Life reserves the right to discontinue offering automatic dollar-cost averaging transfers upon 30 days written notice.

Interest Rate [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	3.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.00%
Lapse Protection Endorsement [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Lapse Protection Endorsement
Other Transaction Fee, When Deducted [Text Block]	Upon receipt of each premium payment
Other Transaction Fee, Current [Percent]	1.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	1.00%
Name of Benefit [Text Block]	Lapse Protection Endorsement
Purpose of Benefit [Text Block]	Guarantees that your Policy will not Lapse during the Maximum Lapse Protection Period set forth in your Policy Schedule.
Brief Restrictions / Limitations [Text Block]	• The Minimum Monthly Requirement will vary by Policy benefits, Issue Age, sex and rate class of the Insured.
	• Any change in the benefits provided by this Policy made subsequent to the Policy Effective Date and during the Maximum Lapse Protection Period, may result in a change to the Minimum Monthly Requirement associated rates and values shown in the Policy Schedule.
Name of Benefit [Text Block]	Lapse Protection Endorsement
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Lapse Protection Endorsement. The rider guarantees that your Policy will not Lapse during the Maximum Lapse Protection Period set forth in your Policy Schedule, as long as the Accumulated Net Payments Received, less any Policy Debt, is greater than or equal to the Accumulated Minimum Monthly Requirement and the Policy Debt does not exceed the Cash Value.

For the Maximum Lapse Protection Period, the Policy Value at the end of this period may not be sufficient to keep the Policy in force unless additional premiums are made. However, if the Policy Value is sufficient to pay Monthly Deductions, the Policy will not lapse, even after the end of this period. In addition, during this period any change to the benefits provided by the Policy may result in a change to the Minimum Monthly Requirement. If this occurs, the new Minimum Monthly Requirement, and associated values described in this endorsement, will be provided to you on a supplemental Policy Schedule, along with any applicable effective date.

The Accumulated Minimum Monthly Requirement each month is equal to the Minimum Monthly Requirement for a given month plus the Accumulated Minimum Monthly Requirement as of the prior month ($0 for the first month of the first Policy Year) multiplied by one plus the Threshold Accumulation Factor shown in the Policy Schedule.

The Accumulated Net Payments Received (calculated as of the last day of the month) for each month is equal to:

•  the Accumulated Net Payments Received for the prior month ($0 for the first month of the first Policy Year), plus

•  the sum of all the Lapse Protection Net Premium received since the beginning of the month, Plus

•  the Lapse Protection Interest for the month, less

•  the reduction in Policy Value for any Withdrawal taken and any applicable Surrender Charges assessed since the beginning of the month.

The Lapse Protection Net Premium is the amount after deducting the Lapse Protection Premium Expense Charge for that Policy Year, as shown on the Policy Schedule, for each premium payment.

The Lapse Protection Interest is calculated as:

•  the lesser of the Accumulated Fund Threshold and the sum of the Accumulated Net Payments Received for the prior month ($0 for the first month of the first Policy Year) PLUS the sum of all the Lapse Protection Net Premium received since the beginning of the month, MULTIPLIED by the Threshold Accumulation Factor, shown in the Policy Schedule, plus

•  the amount of the Accumulated Net Payments Received for the prior month ($0 for the first month of the first Policy Year PLUS the sum of all the Lapse Protection Net Premium received since the beginning of the month, in excess of the Accumulated Fund Threshold, if any, MULTIPLIED by the Excess Accumulation Factor, shown on the Policy Schedule.

The Accumulated Fund Threshold for the first month of a Policy Year is equal to:

•  the Accumulated Fund Threshold for the prior month ($0 for the first month of the first Policy Year) multiplied by 1 plus the Threshold Accumulation Factor, PLUS

•  the Annual Threshold Premium, as shown on the Policy Schedule, for that Policy Year.

For all other months, the Accumulated Fund Threshold is equal to the Accumulated Fund Threshold for the prior month multiplied buy 1 plus the Threshold Accumulation Factor.

Any adjustments made due to a decrease in Face Amount, including payments made due to benefits provided by any rider attached to the Policy, may reduce the Accumulated Net Payments Received, Accumulated Minimum Monthly Requirements, and Accumulated Fund Threshold.

If the Policy is maintained under this endorsement, Monthly Deductions will continue.

This endorsement terminates when the Policy terminates. If the Policy is reinstated according to the applicable Policy provisions, this endorsement will also be reinstated.

Example: Assume a 45 year old male preferred non-smoker purchases a Policy with a $250,000 Face Amount. The Policy Schedule indicates a Lapse Protection Premium Expense Charge of 1.00%, the initial Minimum Monthly Requirement is $161.88, the Threshold Accumulation Factor is 0.446150%, the Excess Accumulation Factor is 0.105844%, and an initial Threshold Premium of $5,980.25. The owner makes an initial premium payment of $200, which is an Lapse Protection Net Premium Received of $198 ($200 less 1.00%, the Lapse Protection Premium Expense Charge).

In the first Policy month, the Accumulated Fund Threshold ($5,980.25) is equal to the initial Threshold Premium. The Accumulated Minimum Monthly Requirement is $162.60 which is $161.88 (the initial Minimum Monthly Requirement) multiplied by 1.00446150 (one plus the Threshold Accumulation Factor). The Accumulated Net Payments Received ($198.00) is less than the Accumulated Fund Threshold ($5,980.25), so the Threshold Accumulation Factor is applied to the entire Accumulated Net Payments Received value. The Accumulated Net Payments Received in the first Policy month, after accumulation, is $198.88 ($198.00 multiplied by 1.00446150). Because the Accumulated Net Payments Received of $198.88 equals or exceeds the Accumulated Minimum Monthly Requirement $162.60, the conditions have been met for the first month for the rider to remain in effect guaranteeing the Policy remains in force.

Assume on each of the 23 subsequent monthly anniversaries, the owner has made premium payments of the same amount and taken no partial surrenders or Policy Loans. The total premiums paid for the Policy equals $4,800.00. The Accumulated Net Payments Received at the end of Policy month 24 is $5,026.30 and the Accumulated Minimum Monthly Requirement is $4,109.26. Because the Accumulated Net Payments Received equals or exceeds the Accumulated Minimum Monthly Requirement, the conditions have been met on this monthly anniversary day. Since the rider remains in effect, the Policy is guaranteed to remain in force. If the Cash Value of the Policy is reduced to zero at this time and the insured dies, the death benefit will still be the Face Amount of $250,000.

Assume that starting with the 24th monthly anniversary, the owner misses the next six anticipated monthly premium payments. At the end of Policy month 30, the Accumulated Net Payments Received has accumulated to $5,162.36 while the Accumulated Minimum Monthly Requirement has accumulated to $5,207.02. Also assume that the Cash Value of the Policy is zero. Because the Accumulated Net Payments Received is less than the Accumulated Minimum Monthly Requirement, the owner must pay additional premiums within the 60-day grace period to keep the rider in effect and the Policy in force. Under these circumstances, if the insured dies outside of the 60-day grace period without having made the necessary additional premium payments, the death benefit will be $0.

Long-Term Care Inflation Protection Option [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Long-Term Care Inflation Protection Option
Optional Benefit Charge, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day when Inflation Protection Option is selected
Optional Benefit Expense, Maximum [Dollars]	$ 0.5
Optional Benefit Expense, Current [Dollars]	0.5
Optional Benefit Expense, Minimum [Dollars]	$ 0
Name of Benefit [Text Block]	Long-Term Care Inflation Protection Option
Purpose of Benefit [Text Block]	On each Policy Anniversary where this increase is purchased, this protection will provide for a 5% compound increase on each Policy Anniversary that will be factored into the calculation of various values used to calculate benefits under the Long-Term Care Rider.
Brief Restrictions / Limitations [Text Block]	• This rider must be elected at Policy issue.
• Additional cost applies.
• On each Policy Anniversary, the increase provided for under this rider must be elected and purchased.
	• If you decline to purchase any increase under this rider on a Policy Anniversary, you will no longer have the right to purchase increases on any future Policy Anniversary.
Name of Benefit [Text Block]	Long-Term Care Inflation Protection Option
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Long-Term Care Inflation Protection Option. If you selected optional inflation protection, you can purchase a 5% compound inflation protection increase on each Policy Anniversary, with no evidence of insurability. The right to purchase the inflation protection increase in effect on the date the Policy is issued is shown on the Schedule Page.

Every annual inflation protection increase purchased by you will be factored into the calculation of the following values: Base Maximum Monthly LTC Benefit Value, Base LTC Benefit Pool, Current Maximum Monthly LTC Benefit Value, Current LTC Benefit Pool, if any.

Starting with the first Policy Anniversary, and for as long as you continue to purchase each year's inflation protection increase, we will send you written notification regarding that year's right to purchase. You must return your request to purchase that year's inflation protection increase within the timeframe stated in the notification.

If you decline to purchase any annual inflation protection increase, you will no longer have the right to purchase an inflation protection increase on any future Policy Anniversary. The right to purchase inflation protection under this rider cannot be reinstated once terminated.

The right to purchase annual inflation protection increases will continue without regard to the Insured's Attained Age, claim status, claim history, or length of time the Insured has been covered under this rider, as long as the following conditions are satisfied:

•  You continue to purchase each year's inflation protection increase,

•  The LTC Benefit Limit is greater than zero, and

•  This rider remains in force.

On the Policy Anniversary on which you do not purchase that year's inflation protection increase, the following will occur:

•  Your right to purchase any future annual inflation protection increase will terminate, and

•  You will no longer be charged the optional Inflation Protection monthly LTC charge.

Even if your right to purchase this rider is terminated, any previously purchased increases will continue to be included in the calculation of benefits under this rider.

Long-Term Care Rider Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Long-Term Care Rider Charge:	[10]
Other Transaction Fee, Maximum [Dollars]	$ 2.07	[10]
Other Transaction Fee, Current [Dollars]	2.07	[10]
Other Transaction Fee, Minimum [Dollars]	$ 0.05	[10]
Insurance Cost, Representative Investor [Text Block]

Charge for a 49 year old male in the standard unismoke rate class with a Face Amount of $100,000

On each Monthly Anniversary Day starting from the Effective Date

The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.19 plus the Current LTC Benefit Pool less the Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.19

The Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.19 plus the Current LTC Benefit Pool less the Base LTC Benefit Pool divided by 1,000 and that result multiplied by $0.19

		[4],[5]
Administrative Expenses, When Deducted [Text Block]	On each Monthly Anniversary Day starting from the Effective Date	[10]
Long-Term Care Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Long-Term Care Rider
Purpose of Benefit [Text Block]	Provides access to Death Benefit proceeds and extended benefit pool if the Insured has been certified by a Licensed Health Care Practitioner as chronically ill as defined in the rider.
Brief Restrictions / Limitations [Text Block]	• Automatically issued on your Policy if eligibility requirements are met. The Policy will not be issued without this rider.
• Additional cost applies.
• Subject to the eligibility and other conditions for benefits as described in the rider. Some of the conditions include the Insured being certified as chronically ill and meeting the 90-day Elimination Period before benefits are payable.
• Chronic Illness must be certified by a Licensed health care practitioner (not including the Owner, Insured, or a family member).
• Benefit payments are made monthly and may not cover all long-term care expenses incurred.
• If an LTC claim is made and benefit payments are in effect, no claims may be filed under the Terminal Illness Accelerated Death Benefit Endorsement.
	• If a Policy Loan or partial withdrawal is taken while the rider is in Active Claim Status, this rider will terminate.
Name of Benefit [Text Block]	Long-Term Care Rider
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Long-Term Care Rider. This rider is automatically issued with the Policy. This rider provides an acceleration of the death benefits and extended benefits under the Policy for long-term care benefits for Qualified Long-Term Care Services incurred for Home Health Care Services, Adult Day Care Services, Assisted Living Facility Services, and Nursing Home Services. You may make a claim for a Long-Term Care Benefit (the "LTC Benefit"). The LTC Benefit is subject to the restrictions contained in this rider and all conditions for eligibility must be met. If a claim for the LTC Benefit is approved, we will pay you for Qualified Long-Term Care Services subject to the Maximum Monthly LTC Benefit Amount and the Current Maximum LTC Benefit.

30-Day Right to Cancel

You have 30 days after the rider is first delivered to you to examine and return to us or to the financial professional who sold it to you, if you decide not to keep this rider. We will cancel the rider and the Policy. The returned Policy and rider will be treated if they had never been issued. We will refund an amount equal to the greater of: (a) all the premiums paid or (b) the sum of the value of the amounts allocated to the Fixed Account, including any interest credited, accumulated to the date that this Policy is returned to us, and the value of the amounts allocated to the Sub-Accounts, adjusted to reflect their net investment experience to the end of the valuation period in which the Policy is returned to us.

Rider Terms

Activities of Daily Living: Means the six basic human functions necessary for a person to live independently are:

•  Eating

•  Toileting

•  Transferring oneself into or out of bed, chair, wheelchair

•  Bathing

•  Dressing

•  Continence

The rider attached to your Policy contains more detailed information about these self-care functions.

Active Claim Status: Means that the Insured has satisfied all conditions in the Eligibility for LTC Benefits, we have approved the LTC Benefit claim, and LTC Benefit payments have begun. Active Claim Status ends if the Insured no longer satisfies conditions for Eligibility for LTC Benefits.

Assistive Device: Means a device that enables a person to perform an Activity of Daily Living that they otherwise would not be able to perform independently. Some examples of Assistive Devices include a walker, transfer chair, and grab bars.

Chronically Ill: Means that the Insured has been certified, within the preceding 12 months, by a Licensed Health Care Practitioner as:

•  Being unable to perform, without Substantial Assistance from another individual, at least two Activities of Daily Living for 90 consecutive days due to a loss of functional capacity, or

•  Requiring Substantial Supervision to protect the Insured from threats to health and safety due to Sever Cognitive Impairment.

The Insured shall be deemed to be capable of performing an Activity of Daily Living without Substantial Assistance if the Insured can perform the Activity of Daily Living while using an Assistive Device.

Elimination Period: Means a period of 90 calendar days beginning the day after the Insured is certified as Chronically Ill and receiving Qualified Long-Term Care Services. Benefits are not paid for Qualified Long-Term Care Services during the Elimination Period but will be paid retroactively once the Elimination Period has been satisfied. If the Insured does not remain Chronically Ill for 90 consecutive calendar days, the Insured may combine multiple periods of being Chronically Ill to satisfy the Elimination Period. However, the required 90 days of the Elimination Period must be accumulated within a continuous period of 730 days.

Family Member: Means the Owner or Insured's spouse and anyone who is related to the Owner or Insured or the Owner's or Insured's spouse by the following degree by blood, marriage, divorce, adoption or operation of law: parents, in-laws, grandparents, siblings, children, grandchildren, aunts, uncles, nephews and nieces.

Hands-on Assistance: Means physical assistance (minimal, moderate or maximal) without which the Insured would not be able to perform the Activities of Daily Living.

Home: Means the Insured's primary residence where Qualified Long-Term Care Services are provided. Home does not include any facility in which the Insured resides and is dependent on others for Substantial Supervision or Substantial Assistance with Activities of Daily Living.

Insured: Means the person shown on the Policy Schedule upon whose life the Policy insures.

Licensed Health Care Practitioner: Means any physician (as defined in section 1861(r)(1) of the Social Security Act) and any registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of the Treasury. It does not include the Owner, Insured or a Family Member.

Plan of Care: Means a written plan for Qualified Long-Term Care Services prepared by a Licensed Health Care Practitioner for the Insured. This Plan of Care must detail information such as the type, frequency, anticipated duration, daily hours, and provider qualifications for all services necessary to address the Insured's needs. All services must adhere to generally accepted standards of practice appropriate and consistent for a Chronically Ill Individual and be suitable to fulfill the Insured's care requirements.

Qualified Long-Term Care Services: Means services that meet the requirements of Section 7702B(c)(1) of the Internal Revenue Code of 1986, as amended, as follows: necessary diagnostic, preventive, therapeutic, curative, treatment, mitigation and rehabilitative services, and maintenance or personal care services which are required by a chronically ill individual and are provided pursuant to a Plan of Care prescribed by a Licensed Health Care Practitioner.

Severe Cognitive Impairment: Means a loss or deterioration in the Insured's intellectual capacity that is (i) comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia, and (ii) measured by clinical evidence and standardized tests that reliably measure impairment in the following areas:

•  The Insured's short or long-term memory,

•  The Insured's orientation as to person (such as who they are), place (such as their location), or time (such as day, date, and year), and

•  The Insured's deductive or abstract reasoning.

Standby Assistance: Means the presence of another person within arm's reach of the Insured that is necessary, by physical intervention, to prevent injury to the Insured while the Insured is performing the Activities of Daily Living.

Substantial Assistance: Means Hands-On Assistance or Standby Assistance.

Substantial Supervision: Means continual supervision (which may include cuing by verbal prompting, gestures, or other demonstrations) by another person that is necessary to protect the Insured from threats to his or her health or safety due to Severe Cognitive Impairment.

Written Certification: Means written documentation from a Licensed Health Care Practitioner certifying that the Insured is Chronically Ill and prescribing a Plan of Care.

Eligibility, Limitations, and Exclusions

To become eligible for the LTC Benefit payments, the following conditions must be met:

•  We receive your written request for the LTC Benefit,

•  A Licensed Health Care Practitioner certifies that the Insured is Chronically Ill and prescribes a Plan of Care,

•  The Policy and this rider are in force,

•  The applicable Elimination Period has been satisfied,

•  We receive written consent from any irrevocable beneficiaries or assignee of record named in the Policy, and

•  The benefit payment is made in respect to a month when the Insured is Chronically Ill and only for Qualified Long-Term Care Services provided pursuant to a Plan of Care prescribed by a Licensed Health Care Practitioner.

We will not pay LTC Benefits arising in whole or in part from a pre-existing condition. A pre-existing condition is any condition for which medical advice or treatment was recommended by, received from, a provider of health care services, within six months preceding the effective date of this rider.

The rider will not pay benefits for any Chronic Illness caused by:

•  Any attempt at suicide or intentionally self-inflicted injury, while sane or insane,

•  Committing or attempting to commit or participating in a riot, insurrection, or involvement in an illegal occupation,

•  Alcoholism or drug addiction, or

•  Declared or undeclared war or any act of war.

Maximum Monthly LTC Benefit Amount

The Base Maximum Monthly LTC Benefit Amount on the Policy Effective Date, is equal to the amount shown in the Policy Schedule. The Base Maximum Monthly LTC Benefit Amount may increase or decrease after the Policy Effective Date as described in the "Long-Term Care Inflation Protection Option" section and "Impact on Your Policy" section.

The Maximum Monthly LTC Benefit Amount is the maximum monthly benefit amount available each calendar month under this rider on any date on or after the Policy Date and is equal to:

•  The Base Maximum Monthly LTC Benefit Amount, plus

•  80% of the result of the following:

a)  1/48 of the Current LTC Benefit Pool minus

b)  the Base Maximum Monthly LTC Benefit Amount

On the date a claim is approved, the Maximum Monthly LTC Benefit Amount will be fixed at the amount in effect on that date. For the duration of the claim, that amount may increase and/or decrease as described in the "Benefits While on Claim" section below.

The Maximum Monthly LTC Benefit Amount will never be less than the Base Maximum Monthly LTC Benefit Amount shown in the Policy Schedule.

Current LTC Benefit Pool

The Current LTC Benefit Pool is the total dollar amount available for LTC Benefits under this rider at the time of claim. The Current LTC Benefit Amount Pool is equal to the greatest of:

•  The Base LTC Benefit Pool,

•  The Market Value LTC Benefit Pool, and

•  The Protected LTC Benefit Pool.

On the date a claim is approved, the Current LTC Benefit Pool will be fixed at the dollar amount in effect on that date. The Current LTC Benefit Pool in effect will be the prior month Current LTC Benefit Pool adjusted for any premium, Face Amount changes, Withdrawals or loans during the month. For the duration of the claim, the Current LTC Benefit Pool will change as described in the "Benefits While on Claim" provision below.

Unless you have requested a decrease in the Policy's Face Amount or make a withdrawal under the Policy, the Current LTC Benefit Pool will never be less than the Base LTC Benefit Pool shown in the Policy Schedule minus the sum of any LTC Benefits paid under this rider.

The Base LTC Benefit Pool on the Policy Effective Date, is equal to the Base LTC Benefit Pool shown in the Policy Schedule. The Base LTC Benefit Pool may increase or decrease after the Policy Date as described in the "Long-Term Care Inflation Protection Option", and "Impact on Your Policy" sections.

The Market Value LTC Benefit Pool is equal to the Unloaned Policy Value multiplied by the Market Benefit Multiplier shown on your Policy schedule. This pool may increase or decrease daily and is adjusted as described in the "Long-Term Care Inflation Protection Option" section.

The Protected LTC Benefit Pool on the first Policy Anniversary is equal to the Protected LTC Percentage (shown on your Policy schedule) multiplied by the Unloaned Policy Value as of the end of the first Policy Year multiplied by the Market Benefit Multiplier shown on your Policy schedule.

On each subsequent Policy Anniversary while this rider is in force, the Protected LTC Benefit Pool will equal the greater of:

•  The Protected LTC Percentage (shown on the Policy schedule) multiplied by the Unloaned Policy Value as of the end of the previous Policy Year multiplied by the Market Benefit Multiplier, and

•  The Protected LTC Pool in effect immediately prior to that Policy Anniversary.

The Protected LTC Benefit Pool in effect for any Policy Year may increase and/or decrease due to the Long-Term Care Inflation Protection Option Increases, LTC Benefit payments, withdrawals, loans, and Policy changes.

Claims Provisions

We prefer that either you or the Insured notify us as soon as the Insured first becomes eligible and may soon need care covered by this rider. We must receive your intent to file a claim for the LTC Benefit at our Administrative Office via written request or by telephone. The Request should include at least the Insured's name, Policy number and the address to which claim forms should be sent.

We have forms used for making a claim and for providing Proof of Loss. These forms will be sent to you within 15 days of the date we receive your Notice of Claim. If the claim forms are not sent within this 15 day period, and you provide Written Certification and proof of loss in a format other than our claim forms, you will be deemed to have complied with the claim requirement.

Completed claim forms and Written Certification verifying the occurrence of a Chronic Illness must be submitted within 90 days after you receive Written Confirmation from a Licensed Health Care Practitioner. Failure to provide proof within this period will not invalidate or diminish the claim, provided that the required proof is submitted as soon as reasonably possible and, except in cases of legal incapacity, no later than one year from the date of proof would otherwise by required.

A licensed Health Care Practitioner must re-certify that the Insured is Chronically Ill and prescribe a Plan of Care at least once every 12 months. We reserve the right to request a re-certification that the Insured remains Chronically Ill, but not more often than every 90 days, following an initial certification. The practitioner should either prescribe a new Plan of Care or confirm the existing Plan of Care during each re-certification. After we confirm Chronic Illness status, the certification cannot be rescinded, and no additional certifications will be conducted until the 90-day period has passed.

We reserve the right to independently assess the Insured's Chronic Illness and benefit eligibility. As part of this assessment we have the right to require that the Insured be examined by a Licensed Health Care Practitioner chosen by us. We will pay for this examination. In the event of conflicting opinions, eligibility for LTC Benefits will be determined by a third medical opinion provided by a Licensed Health Care Practitioner who is mutually agree upon by the Insured and us. The Insured must be certified as Chronically Ill for the entire period for which LTC Benefits are being paid.

If the Insured is not re-certified as Chronically Ill, or at your request, we will close your claim. Prior to closing your claim, we will send you written notification of the remaining benefits and options for reallocating any remaining Fixed Account Value and future Net Premium Payments. If you leave the Accumulation Value, if any, in the Fixed Account and continue to allocate any future Net Premium Payments to the Fixed Account, the Current LTC Benefit Pool and the Maximum Monthly LTC Benefit amount will remain fixed.

If, on the date your claim is closed, the Policy's Face Amount and/or Policy Value are greater than zero, and you submit a request to transfer any remaining Fixed Account Value to the Sub-Account(s) and/or allocate any future Net Premium Payments to the Sub-Account(s), the Current LTC Benefit Pool and the Maximum Monthly LTC Benefit Amount will no longer be fixed, and will be calculated as in the Maximum Monthly LTC Benefit Amount and Current LTC Benefit Pool section above, but will be floored at the amounts during claim.

LTC Benefits will be paid for comparable Qualified Long-Term Care Services received in any state or jurisdiction within the United States, its territories, or possessions other than the state of issue, provided such LTC Benefits would have been payable in the state or jurisdiction where this rider was originally issues. This applies regardless of differences in facility licensing, certification, registration, or similar regulatory requirements between states.

According to the terms and conditions of this rider, we will pay claims for Qualified Long-Term Care Services provided outside of the United States, its territories or possessions. The Insured is not required to return to the United States for benefit certification. However, the Licensed Health Care Practitioner providing the Plan of Care must be licensed to practice in the United States, its territories or possessions and all claims information and medical records must be submitted in English.

Extension of LTC Benefits

If the Policy terminates while the rider is in Active Claim Status, we will continue to pay the LTC Benefit until the earliest of:

•  The death of the Insured,

•  Transition from Active Claim Status has completed, or

•  The Maximum LTC Benefit Pool has been exhausted.

Any extension of benefit is subject to all terms and conditions of this rider including eligibility for LTC Benefits and claim requirements. If the current maximum LTC benefit pool has been exhausted, no death benefit will be due upon the death of the Insured.

Benefits While on Claim

On the date a claim under this rider is approved, the Current LTC Benefit Pool and the Maximum Monthly LTC Benefit Amount will be fixed at the dollar amount in effect on that date. Also, on the date a claim under this rider is approved, we will automatically transfer out any Variable Account Value and transfer to the Fixed Account. See "Impact on Your Policy" below for additional information.

Any amounts paid in a calendar month under this rider will reduce the Current LTC Benefit Pool and the Face Amount, dollar for dollar. The Base LTC Benefit Pool will be reduced by a pro-rata amount to the Face Amount.

If purchased, the Long-term Care Inflation Protection Option increase will increase the Maximum Monthly LTC Benefit and the Current LTC Benefit Pool, as described in the "Long-Term Care Inflation Protection Option" section.

An increase and/or decrease in the Policy's Face Amount or a Withdrawal under the Policy will likewise increase and/or decrease the Maximum Monthly LTC Benefit and the Current LTC Benefit Pool, as described in the "Impact on Your Policy" section.

If your claim is closed, the Current LTC Benefit Pool and the Maximum Monthly LTC Benefit will remain fixed unless you choose to transfer any remaining Fixed Account Value to the Sub-Account(s) and/or allocate future Net Premiums to the Sub-Account(s). Upon your Request to make such transfer and/or allocation, the Current LTC Benefit Pool and the Maximum Monthly LTC Benefit Amount will no longer be fixed and will be calculated as described in the "Current LTC Benefit Pool" and "Maximum Monthly LTC Benefit Amount" sections, but will be floored at the amounts during claim.

Impact on Your Policy

Automatic Transfer to Fixed Account. On the date a claim under this rider is approved, we will automatically transfer any Variable Account Value out of the Sub-Accounts and transfer into the Fixed Account. While this rider is in Active Claim Status, no transfers out of the Fixed Account into Sub-Accounts will be permitted. In addition, Net Premiums received during this period will be allocated to the Fixed Account.

LTC Benefit Payments. While Policy Value is greater than zero, LTC Benefit payments will reduce the Policy Value dollar for dollar and will be taken from the Fixed Account.

LTC Benefit Payments on Face Amount. While the Policy's Face Amount is greater than zero, benefit payments under this rider will reduce the Policy's Face Amount dollar for dollar. This may reduce the Policy's Face Amount below the minimum.

Monthly Deductions. When this rider is in Active Claim Status, Monthly Deductions required to maintain the Policy continue, however the LTC Rider Monthly Charge is waived.

Policy Changes, Loans, and Withdrawals. When the rider is in Active Claim Status, Policy Changes, Loans, and withdrawals are not permitted.

Interaction with Terminal Illness Accelerated Death Benefit Endorsement. Upon satisfying all the conditions in Eligibility for LTC Benefits and after we approve the long-term care claim, acceleration of the death benefit for terminal illness is not permitted under this endorsement.

Residual Death Benefit. If the LTC Benefit payments deplete the Face Amount that was effective on the date of your first LTC Benefit payment, a Residual Death Benefit will be determined. The Residual Death Benefit will be the lesser of:

•  5% of the Face Amount effective on the date immediately prior to your first LTC Benefit payment, or

•  $10,000.

The Residual Death Benefit will be reduced by an amount equal to 5% of any Policy Debt. Repayment of Policy Debt will increase the Residual Death Benefit by an amount equal to 5% of the repayment.

Protection Against Unintended Lapse

To protect against unintended lapse, you may designate at least one person, other than the Owner, to receive notices about potential lapse or Policy termination due to nonpayment of Planned Premium. We will remind you at least every two years after the Policy Effective Date of your right to make this designation. You are not required to designate an additional person to receive notices. The designation does not constitute acceptance of any liability on the third-party for services provided to the Insured.

Termination

The rider will terminate on the earliest of:

•  Your written notice to terminate this rider. If you request to terminate this rider the Policy to which it is attached will also be terminated. We shall refund a pro rata share of any modal premium paid by the Insured for any period past the requested month of termination,

•  Policy termination,

•  Failure to pay sufficient premium to maintain the rider,

•  Death of the Insured,

•  Your submission, after all of the conditions in Eligibility for Benefits are first satisfied, of a valid claim for any benefits provided by an accelerated death benefit for terminal illness or rider attached to the Policy,

•  The date that the Maximum LTC Benefit is exhausted, and

•  The date that a Partial Surrender or a Policy Loan is taken from the Policy while on Active Claim Status.

Reinstatement

If the Policy terminates and is subsequently reinstated, this rider may also be reinstated subject to the terms and conditions for reinstatement in the Policy. Upon reinstatement, this rider will only provide benefits for Qualified Long-Term Care Services incurred after the date of reinstatement.

We will reinstate the Policy and this rider without evidence of insurability, if we receive:

•  The Owner's written request within 5 months after the end of the Grace Period,

•  Due proof that is satisfactory to us that the Insured was Chronically Ill at the end of the Grace Period outlined in the Policy, and

•  Payment of overdue premium and/or charges for this rider.

Rider LTC Nonforfeiture Benefit

After the Policy and this rider have been In Force for three Policy Years, subject to the terms and conditions of this rider and the limitations and conditions outlined below, this provision will cover eligible claims for Qualified Long-Term Care Services up to the limit described below which begin at any time after this rider has lapsed or terminated for any reason. The Nonforfeiture Benefit under this provision will continue as paid-up long-term care coverage until the earlier of:

•  The death of the Insured, or

•  The date the LTC Nonforfeiture Benefit Limit has been reduced to zero.

The LTC Nonforfeiture Benefit Limit will be an amount equal to the greater of:

•  One month's Maximum Monthly LTC Benefit Amount as of the date this rider lapses or terminates, or

•  An amount equal to the sum of Monthly rider Charges paid for this rider.

The Maximum Monthly LTC Nonforfeiture Benefit will be an amount equal to the applicable Maximum Monthly LTC Benefit elected at initial claim or at time of the first claim under the Nonforfeiture Benefit if no prior claim has occurred, as of the date this rider Lapses or terminates, and will not change.

The LTC Nonforfeiture Benefit Limit and the Maximum Monthly LTC Nonforfeiture Benefit are not subject to Long-Term Care Inflation Protection Option increases.

No benefits are payable under this provision until benefits, if any, under the "Extension of LTC Benefits" section are no longer in effect. The sum of any benefits paid under the "Extension of LTC Benefits" section plus any benefits paid under this Rider LTC Nonforfeiture Benefit" section will not exceed the LTC Benefit Limit on the date this rider lapsed or terminated.

Maximum Surrender Charge [Member]
Item 2. Key Information [Line Items]
Other Surrender Fees, Current [Dollars]	$ 57.75	[2]
Minimum Surrender Charge [Member]
Item 2. Key Information [Line Items]
Other Surrender Fees, Minimum [Dollars]	$ 3	[2]
Mortality and Expense Risk Charge [Member]
Item 2. Key Information [Line Items]
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge:
Mortality and Expense Risk Fees, When Deducted [Text Block]	On the Policy Effective Date and each Monthly Anniversary Day
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.60%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.096%
Mortality and Expense Risk Charge [Member] | First 10 Policy Years [Member]
Item 2. Key Information [Line Items]
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.204%
Net Cost of Loans For Carryover Loans After the First 10 Policy Years [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	3.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%	[11]
Net Cost of Loans for Carryover Loans During The First 10 Policy Loans [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	4.00%
Other Transaction Fee (of Other Amount), Maximum [Percent]	5.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[11]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[11]
Net Cost of Loans for Standard Loans After the First 10 Policy Years [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[11]
Net Cost of Loans For Standard Loans During the First 10 Policy Years [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	5.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[11]
Net Cost of Loans [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Net Cost of Loans	[11]
Optional Benefit Charge, When Deducted [Text Block]	On each Policy Anniversary, as applicable	[11],[12]
Option 1 Death Benefit [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]

Option 1 — Payment for a Fixed Period.  Equal monthly payments will be made for any period of up to 30 years. The amount of each payment depends on the total amount applied, the period selected and the monthly payment rates Protective Life is using when the first payment is due.

Option 2 Death Benefit [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]

Option 2 — Life Income with Payments for a Guaranteed Period.  Equal monthly payments are based on the life of the named annuitant. Payments will continue for the lifetime of the annuitant with payments guaranteed for 10 or 20 years. Payments stop at the end of the selected guaranteed period or when the named person dies, whichever is later.

Option 3 Death Benefit [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]

Option 3 — Interest Income.  Protective Life will hold any amount applied under this option. Interest on the unpaid balance will be paid each month at a rate determined by Protective Life. This rate will not be less than the equivalent of 1% per year.

Option 4 Death Benefit [Member]
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]

Option 4 — Payments for a Fixed Amount.  Equal monthly payments will be made of an agreed fixed amount. The amount of each payment may not be less than $10 for each $1,000 applied. Interest will be credited each month on the unpaid balance and added to it. This interest will be at a rate set by us, but not less than an effective rate of 1% per year. Payments continue until the amount Protective Life holds runs out. The last payment will be for the balance only.

Policy Loans [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Policy Loans
Purpose of Benefit [Text Block]	Allows Owner to borrow from Policy's Cash Value.
Brief Restrictions / Limitations [Text Block]	• Not available during the first Policy Year.
• Maximum loan amount is 99% of Cash Value.
• Minimum loan amount is $500.
• Certain Policy loans may be taxable. You should consult a tax adviser as to the tax consequences of taking a Policy loan.
	• If a Policy Loan is taken while the Long-term Care Rider is in active claim status, the rider will terminate.
Name of Benefit [Text Block]	Policy Loans
Benefit Standard or Optional [Text Block]	Standard
Portfolio Rebalancing [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows for the automatic transfer, on a regular basis, of Variable Account Value among specified Sub-Accounts to maintain a specified percentage allocation of Variable Account Value.
Brief Restrictions / Limitations [Text Block]	• Rebalancing transfers cannot be made into Fixed Account. • Minimum Variable Account Value of $100 required.
Name of Benefit [Text Block]	Portfolio Rebalancing
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Portfolio Rebalancing

At the time of application or at any time thereafter by Written Notice in Good Order to Protective Life, you may instruct Protective Life to automatically transfer, on a quarterly, semi-annual or annual basis, your Variable Account Value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account Value among such Sub-Accounts ("Portfolio Rebalancing"). Such percentage allocations must be in whole numbers and must allocate amounts only among the Sub-Accounts. No amounts will be transferred to the Fixed Account as part of Portfolio Rebalancing. A minimum Variable Account Value of $100 is required for Portfolio Rebalancing. Unless you instruct otherwise when electing rebalancing, the percentage allocation of your Variable Account Value for Portfolio Rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing. Any allocation instructions, including Portfolio Rebalancing allocation instructions, that you give us that differ from your then current Net Premium allocation instructions will be deemed to be a request to change your Net Premium allocation. Portfolio Rebalancing may commence on any day of the month that you request except the 29th, 30th or 31st. If no day is selected, rebalancing will occur on each applicable Monthly Anniversary Day. We have the right to restrict Portfolio Rebalancing until six days after the end of the Cancellation Period.

Once elected, Portfolio Rebalancing begins on the first quarterly, semi-annual or annual anniversary following election. You may change or terminate Portfolio Rebalancing by Written Notice in Good Order received by Protective Life at the Home Office, or by telephone if you have previously authorized us to take telephone instructions. If Protective Life elects to limit the number of transfers or impose the transfer fee Portfolio Rebalancing transfers will not count as one of the 12 free transfers available during any Policy Year. Protective Life reserves the right to discontinue Portfolio Rebalancing upon 30 days written notice.

Note: You may elect Portfolio Rebalancing while at the same time you transfer from a Source Sub-Account specified dollar amounts to other specified Sub-Accounts under the Dollar-Cost Averaging program. If you select as your Source Sub-Account a Sub-Account rather than the Fixed Account, however, the Portfolio Rebalancing program may reallocate amounts transferred from the Source Sub-Account back to that Source Sub-Account based on your Portfolio Rebalancing allocation instructions, and thereby undermine to some degree your selection of the Source Sub-Account as a Sub-Account from which transfers under the Dollar-Cost Averaging program would be made. Conversely, transfers under the Dollar-Cost Averaging program may cause your allocation of Variable Account Value among the Sub-Accounts to differ from the percentage allocations you specify in your Portfolio Rebalancing allocation instructions. Accordingly, we recommend that you consult with your financial professional before electing Portfolio Rebalancing while at the same time engaging in Dollar-Cost Averaging.

Reservation of Rights [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]

Reservation of Rights

Protective Life reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time, for any class of Policies, for any reason. In particular, we reserve the right not to honor transfer requests by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Policies. In the event Protective Life chooses to exercise these rights, we will notify the affected Owners in writing or through a supplement to this Prospectus.

Telephone Transfers [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]

Telephone Transfers

Transfers may be made upon instructions given by telephone, provided the appropriate election has been made on the application or written authorization is provided.

Protective Life will confirm all transfer instructions communicated by telephone. For telephone transfers we require a form of personal identification prior to acting on instructions received by telephone. We also make a tape-recording of the instructions given by telephone. If we follow these procedures we are not liable for any losses due to unauthorized or fraudulent instructions. Protective Life reserves the right to suspend telephone transfer privileges at any time for any class of Policies.

A number of telephonic or electronic services may be available or become available in the future. Telephone and online transfers, and transfers via facsimile, may not always be available. Telephone and computer systems, whether yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing to the Home Office.

Terminal Illness Accelerated Death Benefit Endorsement [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Terminal Illness Accelerated Death Benefit Endorsement
Purpose of Benefit [Text Block]	Provides for an accelerated death benefit payment (with certain exclusions), to the Owner if the Insured has a qualifying terminal illness.
Brief Restrictions / Limitations [Text Block]	Maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is equal to:
• The lesser of 60% of the current face amount of the Policy or $1,000,000; minus
• Any outstanding lien amount against the Policy resulting from any other accelerated death benefit rider or endorsement attached to the Policy.
• Minimum acceleration permitted is $15,000
• The Death Benefit will be reduced by the amount of any acceleration taken, plus accumulated interest.
	• Any acceleration taken will reduce the amount available for Policy Loans and withdrawals.
Name of Benefit [Text Block]	Terminal Illness Accelerated Death Benefit Endorsement
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Terminal Illness Accelerated Death Benefit Endorsement. This endorsement is automatically issued with the Policy. The endorsement provides for an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and all of the terms and conditions of the endorsement are met. The accelerated death benefit is based on a portion of the current Face Amount and is subject to a maximum accelerated death benefit. The minimum acceleration permitted is $15,000. There is no cost or charge for the endorsement. However, a lien equal to the accelerated death benefit payment is established against the Policy and accumulates interest. If a claim is filed under this endorsement, the LTC Rider will terminate and when the benefits under the LTC Rider are being utilized (claim is filed under the LTC Rider) no claims under the Terminal Illness Accelerated Death Benefit are allowed.

The primary impact of the lien and any accumulated interest is a reduction in the amount of the Death Benefit by the amount of the lien plus accumulated interest. The lien also reduces the amount available for loans and withdrawals. Consult your sales representative and review the endorsement for limitations, terms and conditions.

The maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is equal to:

•  the lesser of 60% of the current face amount of the Policy or $1,000,000; minus

•  any outstanding lien amount against the Policy resulting from any other accelerated death benefit rider or endorsement attached to the Policy.

Example: Assume a 45 year old male non-smoker purchases a policy with a $200,000 Face Amount. The Terminal Illness Death Benefit Endorsement is automatically added. If at age 75 the insured is diagnosed with a terminal illness (by the definition in the rider) and the rider is in force, then the insured can access up to $120,000 of the death benefit.

Withdrawal Charge [Member]
Item 2. Key Information [Line Items]
Other Surrender Fees, Current [Dollars]	$ 25
Other Transaction Fee, Description [Text Block]	Withdrawal Charge:
Other Transaction Fee, When Deducted [Text Block]	At the time of each withdrawal of Policy Value
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%

[1]	As a percentage of Fund assets.
[2]	The Surrender Charge varies based on individual characteristics such as the Insured's Issue Age, sex and rate class, and decreases each Policy Year until it reaches zero after the fourteenth Policy Year. The Surrender Charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
[3]	Protective Life currently does not assess the transfer fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Policy Year. We will give written notice at least thirty (30) days before we impose a transfer fee. See "CHARGES AND DEDUCTIONS, Transfer Fee" in the Prospectus.
[4]	Cost of insurance charges vary based on individual characteristics such as the Insured's Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, Face Amount, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See "Charges and Deductions-Monthly Deduction".

[5]	See definition of Net Amount at Risk in the Special Terms.
[6]	The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.
[7]	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.
[8]	The administrative charge for Face Amount increases varies based on the Insured's Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
[9]	We call this the administrative charge in the Prospectus. The administrative charge varies based on the Insured's Issue Age, sex and rate class and the Face Amount. The administrative charge will be higher in the first 2 Policy Years compared to thereafter. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the guaranteed charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.
[10]	The charge for the Long-Term Care Rider varies based on the Insured's Issue Age, sex, rate class, and the Long-Term Care Inflation Protection Option if elected. The rider charge shown for the representative insured may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office. If the rider is in Active Claim Status, the monthly charge for this rider will be waived.
[11]	The Net Cost of Loans is the difference between the rate of interest we charge you for a loan and the rate of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.00% current (5.00% guaranteed) for standard loans in Policy Years 1-10; (b) 4.00% current (5.00% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.00% current (3.25% guaranteed) for all loans (standard and carry-over) in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3.00% currently (3.00% guaranteed).
[12]	As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured's death.